1933 Act File No. 33-3677

1940 Act File No. 811-4603

As filed with the Securities and Exchange Commission on February 10, 2006.

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 35	☒

(Check appropriate box or boxes.)

THRIVENT SERIES FUND, INC.

(Exact Name of Registrant)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Principal Executive Offices)

(612) 340-7215

(Registrant’s Telephone Number)

James M. Odland

Thrivent Series Fund, Inc.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and Address of Agent for Service of Process)

Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	On May 1, 2006 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Thrivent Series Fund, Inc.

Prospectus

                 , 2006

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Partner Mid Cap Value Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner International Stock Portfolio

Thrivent Partner All Cap Portfolio

Thrivent Large Cap Growth Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Partner Growth Stock Portfolio

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent High Yield Portfolio II

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[THIS PAGE INTENTIONALLY LEFT BLANK]

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Thrivent Aggressive Allocation Portfolio

Investment Objective

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds”, meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	96%	75-100%
Debt Securities	2%	0-20%
Cash and Other Short-Term Instruments	2%	0-5%

The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio’s investment objective. The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

As of December 31, 2005, the Portfolio’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio’s actual weightings will vary. In addition, the Adviser may change the Portfolio’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Equity Securities (96%)
Small Cap	13%
Thrivent Partner Small Cap Value Portfolio	4%
Thrivent Small Cap Stock Portfolio	5%
Thrivent Partner Small Cap Growth Portfolio	4%
Mid Cap	14%
Thrivent Partner Mid Cap Value Portfolio	4%
Thrivent Mid Cap Stock Portfolio	6%
Thrivent Mid Cap Growth Portfolio	4%
Large Cap	40%
Thrivent Large Cap Value Portfolio	12%
Thrivent Large Cap Stock Portfolio	12%
Thrivent Large Cap Growth Portfolio	16%
International	25%
Thrivent Partner International Stock Portfolio	25%
Real Estate	4%
Thrivent Real Estate Securities Portfolio	4%

Debt Securities (2%)
High Yield Bonds	0%
Thrivent High Yield Portfolio	0%
Intermediate/Long-Term Bonds	0%
Thrivent Income Portfolio	0%
Short-Term/Intermediate Bonds	2%
Thrivent Limited Maturity Bond Portfolio	2%

Cash (2%)
Money Market Funds	2%
Thrivent Money Market Portfolio	2%

Defining Terms

Maturity—A bond fund has no real maturity, but it does have a dollar weighted average effective maturity which represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.

Duration—A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.

4

The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.

Principal Risks

Thrivent Aggressive Allocation Portfolio is subject to the following principal investment risks.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Fund and may hold more than 10% of the shares of any single Underlying Fund. A non-diversified fund is generally more susceptible than a diversified fund to the risk that events or developments affecting a particular issuer (such as an Underlying Fund) will significantly affect the Fund’s performance. However, each of the Underlying Funds in which the Fund may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security price decline. The value of the Underlying Portfolios’ and, (thus), the Portfolio’s investments, may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, thus, the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk.

5

Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Credit, Interest Rate and High Yield Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in debt securities, it is subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the investment adviser’s or subadviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for Thrivent Aggressive Allocation Portfolio is provided because it did not commence operations until April 29, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio is a “fund of funds”, there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in “Investment Strategies” above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.15%
Other Expenses
Total Annual Portfolio Operating Expenses
Indirect Expenses of Underlying Portfolios
Total Annual Portfolio and Underlying Portfolio Operating Expenses
Expense Reimbursement
Net Annual Portfolio and Underlying Portfolio Operating Expenses

(1)	Because the Portfolio has been newly organized, the percentage expense levels for “Other Expenses” are estimated.
(2)	“Indirect Expenses of Underlying Portfolios” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio’s initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios’ operating expenses and variations from the initial target allocations.
(3)	The Adviser has contractually agreed, through at least April 30, 2006, to reimburse certain expenses associated with operating the Portfolio so that the net Total Annual Operating Expenses of the Portfolio do not exceed 0.10% of its average daily net assets.

6

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years

Thrivent Aggressive Allocation Portfolio

7

Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities, real estate investments and cash). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. Maturity and duration are described on page 4. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds” meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	82%	55-90%
Debt Securities	15%	10-35%
Cash and Other Short-Term Instruments	3%	0-10%

The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio’s investment objective. The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

As of December 31, 2005, the Portfolio’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio’s actual weightings will vary. In addition, the Adviser may change the Portfolio’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Equity Securities (82%)
Small Cap	9%
Thrivent Partner Small Cap Value Portfolio	3%
Thrivent Small Cap Stock Portfolio	3%
Thrivent Partner Small Cap Growth Portfolio	3%
Mid Cap	10%
Thrivent Partner Mid Cap Value Portfolio	3%
Thrivent Mid Cap Stock Portfolio	4%
Thrivent Mid Cap Growth Portfolio	3%
Large Cap	36%
Thrivent Large Cap Value Portfolio	11%
Thrivent Large Cap Stock Portfolio	11%
Thrivent Large Cap Growth Portfolio	14%
International	23%
Thrivent Partner International Stock Portfolio	23%
Real Estate	4%
Thrivent Real Estate Securities Portfolio	4%

Debt Securities (15%)
High Yield Bonds	0%
Thrivent High Yield Portfolio	0%
Intermediate/Long-Term Bonds	5%
Thrivent Income Portfolio	5%
Short-Term/Intermediate Bonds	10%
Thrivent Limited Maturity Bond Portfolio	10%

Cash (3%)
Money Market Funds	3%
Thrivent Money Market Portfolio	3%

The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.

Principal Risks

Thrivent Moderately Aggressive Allocation Portfolio is subject to the following principal investment risks.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

8

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Portfolio and may hold more than 10% of the shares of any single Underlying Portfolio. A non-diversified Portfolio is generally more susceptible than a diversified Portfolio to the risk that events or developments affecting a particular issuer (such as an Underlying Portfolio) will significantly affect the Portfolio’s performance. However, each of the Underlying Portfolios in which the Portfolio may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security price decline. The value of the Underlying Portfolios’ and, (thus), the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, (thus), the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. Some of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios and, (thus), the Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars.

9

Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the investment adviser’s or subadviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for Thrivent Moderately Aggressive Allocation Portfolio is provided because it did not commence operations until April 29, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Because the Portfolio is a “fund of funds” there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in “Investment Strategies” above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.15%
Other Expenses
Total Annual Portfolio Operating Expenses
Indirect Expenses of Underlying Portfolios
Total Annual Portfolio and Underlying Portfolio Operating Expenses
Expense Reimbursement
Net Annual Portfolio and Underlying Portfolio Operating Expenses

(1)	Because the Portfolio has been newly organized, the percentage expense levels for “Other Expenses” are estimated.
(2)	“Indirect Expenses of Underlying Portfolios” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio’s initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios’ operating expenses and variations from the initial target allocations.
(3)	The Adviser has contractually agreed, through at least April 30, 2006, to reimburse certain expenses associated with operating the Portfolio so that the net Total Annual Operating Expenses of the Portfolio do not exceed 0.10% of its average daily net assets.

10

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years

Thrivent Moderately Aggressive Allocation Portfolio

11

Thrivent Moderate Allocation Portfolio

Investment Objective

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities, debt securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on market capitalization, investment style such as growth or value, or economic sector for equity securities, or maturity, duration, security type or credit rating for debt securities. Maturity and duration are described on page 4. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds”, meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	35-75%
Debt Securities	25%	25-50%
Cash and Other Short-Term Instruments	5%	0-15%

The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio’s investment objective. The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

As of December 31, 2005, the Portfolio’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio’s actual weightings will vary. In addition, the Adviser may change the Portfolio’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Equity Securities (70%)
Small Cap	6%
Thrivent Partner Small Cap Value Portfolio	0%
Thrivent Small Cap Stock Portfolio	6%
Thrivent Partner Small Cap Growth Portfolio	0%
Mid Cap	7%
Thrivent Partner Mid Cap Value Portfolio	0%
Thrivent Mid Cap Stock Portfolio	7%
Thrivent Mid Cap Growth Portfolio	0%
Large Cap	34%
Thrivent Large Cap Value Portfolio	10%
Thrivent Large Cap Stock Portfolio	11%
Thrivent Large Cap Growth Portfolio	13%
International	18%
Thrivent Partner International Stock Portfolio	18%
Real Estate	5%
Thrivent Real Estate Securities Portfolio	5%

Debt Securities (25%)
High Yield Bonds	4%
Thrivent High Yield Portfolio	4%
Intermediate/Long-Term Bonds	6%
Thrivent Income Portfolio	6%
Short-Term/Intermediate Bonds	15%
Thrivent Limited Maturity Bond Portfolio	15%

Cash (5%)
Money Market Funds	5%
Thrivent Money Market Portfolio	5%

The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.

Principal Risks

Thrivent Moderate Allocation Portfolio is subject to the following principal investment risks.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

12

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Portfolio and may hold more than 10% of the shares of any single Underlying Portfolio. A non-diversified Portfolio is generally more susceptible than a diversified Portfolio to the risk that events or developments affecting a particular issuer (such as an Underlying Portfolio) will significantly affect the Portfolio’s performance. However, each of the Underlying Portfolios in which the Portfolio may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios’ and (thus), the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. Most of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, (thus), the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time equity investments may fall out of favor as compared to investments in debt securities. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. A significant portion of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios and, (thus), the Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars.

13

Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and (thus), the Portfolio, depends significantly on the investment adviser’s or subadviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for Thrivent Moderate Allocation Portfolio is provided because it did not commence operations until April 29, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Moderate Allocation Portfolio. Because the Portfolio is a “fund of funds”, there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in “Investment Strategies” above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.15%
Other Expenses
Total Annual Portfolio Operating Expenses
Indirect Expenses of Underlying Portfolios
Total Annual Portfolio and Underlying Portfolio Operating Expenses
Expense Reimbursement
Net Annual Portfolio and Underlying Portfolio Operating Expenses

(1)	Because the Portfolio has been newly organized, the percentage expense levels for “Other Expenses” are estimated.
(2)	“Indirect Expenses of Underlying Portfolios” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio’s initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios’ operating expenses and variations from the initial target allocations.
(3)	The Adviser has contractually agreed, through at least April 30, 2006, to reimburse certain expenses associated with operating the Portfolio so that the net Total Annual Operating Expenses of the Portfolio do not exceed 0.12% of its average daily net assets.

14

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years

Thrivent Moderate Allocation Portfolio

15

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal by implementing an asset allocation strategy.

Principal Strategies

The Portfolio uses a prescribed asset allocation strategy involving a two-step process: the first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities, equity securities, cash and real estate investments). The second step involves the determination of sub-classes within the broad asset categories and target weightings for these sub-classes. Sub-classes may be based on maturity, duration, security type or credit rating for debt securities, or market capitalization, investment style or economic sector for equity securities. Maturity and duration are described on page 4. The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics.

The Portfolio is a “fund of funds” meaning that it invests primarily in other Thrivent portfolios (“Underlying Portfolios”) rather than directly in specific securities. Investments in Underlying Portfolios will be the principal means by which the Portfolio will pursue its asset allocation strategy.

The Portfolio will generally make the following target allocations among the broad asset categories listed below, but may deviate from the targets within the following ranges:

Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	42%	35-55%
Equity Securities	48%	25-65%
Cash and Other Short-Term Instruments	10%	0-20%

The Portfolio may purposefully deviate from its target allocations but within the ranges noted above from time to time, based on the Adviser’s outlook as to the allocations that will provide the most favorable conditions for achieving the Portfolio’s investment objective. The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing performances and market fluctuations.

As of December 31, 2005, the Portfolio’s current target weightings within sub-classes of the broad asset categories are shown in the table below. These weightings are based on the target allocations among the broad asset categories and will change from time to time. The names of the Underlying Portfolios which are currently available for investment by the Portfolio are also shown in the table. The table is provided for information purposes only. The Portfolio’s actual weightings will vary. In addition, the Adviser may change the Portfolio’s target weightings within sub-classes of the broad asset categories, the number and type of sub-classes and the Underlying Portfolios without shareholder approval or advance notice to shareholders. Additional information about the Underlying Portfolios is contained elsewhere in this Prospectus.

Debt Securities (42%)
High Yield Bonds	4%
Thrivent High Yield Portfolio	4%
Intermediate/Long-Term Bonds	11%
Thrivent Income Portfolio	11%
Short-Term/Intermediate Bonds	27%
Thrivent Limited Maturity Bond Portfolio	27%

Equity Securities (48%)
Small Cap	4%
Thrivent Partner Small Cap Value Portfolio	0%
Thrivent Small Cap Stock Portfolio	4%
Thrivent Partner Small Cap Growth Portfolio	0%
Mid Cap	4%
Thrivent Partner Mid Cap Value Portfolio	0%
Thrivent Mid Cap Stock Portfolio	4%
Thrivent Mid Cap Growth Portfolio	0%
Large Cap	25%
Thrivent Large Cap Value Portfolio	7%
Thrivent Large Cap Stock Portfolio	8%
Thrivent Large Cap Growth Portfolio	10%
International	12%
Thrivent Partner International Stock Portfolio	12%
Real Estate	3%
Thrivent Real Estate Securities Portfolio	3%

Cash (10%)
Money Market Funds	10%
Thrivent Money Market Portfolio	10%

The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories, but will generally not rebalance the Portfolio to meet the target weightings for any sub-classes.

Principal Risks

Thrivent Moderately Conservative Allocation Portfolio is subject to the following principal investment risks.

Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. In particular, underperformance in the equity markets would have a material adverse effect on the Portfolio’s total return given its significant allocation to

16

equity securities. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used, the allocation decisions made and the Underlying Portfolios selected will not produce the desired results.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in shares of any single Underlying Portfolio and may hold more than 10% of the shares of any single Underlying Portfolio. A non-diversified Portfolio is generally more susceptible than a diversified Portfolio to the risk that events or developments affecting a particular issuer (such as an Underlying Portfolio) will significantly affect the Portfolio’s performance. However, each of the Underlying Portfolios in which the Portfolio may invest is diversified.

Underlying Portfolio Risk. The performance of the Portfolio is heavily dependent upon the performance of the Underlying Portfolios in which the Portfolio invests. As a result, the Portfolio is subject to the same risks as those faced by the Underlying Portfolios. Those risks include market risk, issuer risk, volatility risk, liquidity risk, investment adviser risk, loss of principal risk, as well as credit risk and interest rate risk for Underlying Portfolios that invest in debt securities.

Also, as is common with “fund of funds” arrangements, the aggregate annual operating expenses of the Portfolio are relatively high. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the Underlying Portfolios’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than direct investments in the Underlying Portfolios.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Underlying Portfolios’ and thus, the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than their markets as measured by the applicable benchmark index.

Equity Investment and Issuer Risk. A significant portion of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in common stocks. These Underlying Portfolios and, thus, the Portfolio may be particularly subject to the risks of changing economic, stock market, industry and company conditions, and the risks inherent in companies’ ability to anticipate such changes that can adversely affect the value of the Underlying Portfolios’ holdings. In addition, the interests of equity holders are typically subordinated to the interests of other senior shareholders, such as preferred shareholders, as well as to the interests of general creditors of the issuer. Each of the Underlying Portfolios is also subject to issuer risk, which is the possibility that a company’s performance will affect the market price of its security and the value of an Underlying Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. From time to time debt investments may fall out of favor as compared to investments in equity securities, and vice versa. Moreover, certain types of equity investments such as investments in small to medium-sized companies or investments in growth or value stocks may be more volatile than other types of investments. Small, less seasoned companies and medium-size companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Moreover, to the extent the Portfolio or an Underlying Portfolio favors a growth style, the risk is that the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. To the extent the Portfolio or an Underlying Portfolio uses a value style, the risk is that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

Credit, Interest Rate and High Yield Risk. A significant portion of the Portfolio’s assets will be allocated to Underlying Portfolios that invest in debt securities. These Underlying Portfolios and, thus, the Portfolios are subject to credit, interest rate and high yield risk. Credit risk is the risk that an issuer of a bond held by an Underlying Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Underlying Portfolio. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of the securities to decline during periods of rising interest rates, which would reduce the overall return of an Underlying Portfolio. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. High yield securities in which an Underlying Portfolio may invest are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Underlying Portfolio may lose its investment in that security.

Foreign Securities Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where

17

a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Real Estate Industry Risk. To the extent the Portfolio allocates assets to Underlying Portfolios that invest in real estate businesses, it is subject to real estate industry risk. Changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. The Portfolio’s performance may thus be affected by the performance of the real estate markets.

Investment Adviser Risk. The Underlying Portfolios are actively managed and the success of their investment strategies and thus, the Portfolio, depends significantly on the investment adviser’s or subadviser’s skill in assessing the potential of the securities in which the Underlying Portfolios invest. Their assessment of companies held in the Underlying Portfolios may prove incorrect, resulting in losses or poor performance for the Portfolio even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

More information about the principal risks for the Underlying Portfolios is contained elsewhere in this Prospectus.

Volatility And Performance

No performance information for Thrivent Moderately Conservative Allocation Portfolio is provided because it did not commence operations until April 29, 2005.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Moderately Conservative Allocation Portfolio. Because the Portfolio is a “fund of funds”, there are two layers of fees and expenses associated with an investment in the Portfolio that you will bear: (1) the fees and expenses directly incurred by the Portfolio itself, and (2) the fees and expenses associated with the Portfolio’s investments in the Underlying Portfolios. The numbers in the table below show both layers of fees and expenses assuming that the Portfolio makes the initial target allocations in the Underlying Portfolios as described in “Investment Strategies” above. Also, if you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.15%
Other Expenses
Total Annual Portfolio Operating Expenses
Indirect Expenses of Underlying Portfolios
Total Annual Portfolio and Underlying Portfolio Operating Expenses
Expense Reimbursement
Net Annual Portfolio and Underlying Portfolio Operating Expenses

(1)	Because the Portfolio has been newly organized, the percentage expense levels for “Other Expenses” are estimated.
(2)	“Indirect Expenses of Underlying Portfolios” refer to the annual operating expenses estimated to be indirectly borne by the shareholders of the Portfolio through its investments in Underlying Portfolios. These indirect expenses are based on the current annual operating expenses of the Underlying Portfolios and the Portfolio’s initial target allocations in the Underlying Portfolios. The actual indirect expenses of the Underlying Portfolios to be borne by the Portfolio will vary from those indicated due to changes in the Underlying Portfolios’ operating expenses and variations from the initial target allocations.
(3)	The Adviser has contractually agreed, through at least April 30, 2006, to reimburse certain expenses associated with operating the Portfolio so that the net Total Annual Operating Expenses of the Portfolio do not exceed 0.17% of its average daily net assets.

18

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses (and the operating expenses of the Underlying Portfolios) remain the same. These figures include the indirect expenses incurred by the Portfolio in investing in the Underlying Portfolios based on initial target allocations. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years

Thrivent Moderately Conservative Allocation Portfolio

19

Thrivent Technology Portfolio

Investment Objective

The Thrivent Technology Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks of technology companies. Technology companies include the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Portfolio’s investment adviser, Thrivent Financial, focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend. Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change. While stocks may be purchased without regard to market capitalization, Thrivent Financial focuses on large and medium-sized companies. Although market capitalizations are constantly changing, as of December 31, 2005, large and medium-sized companies had market capitalizations of at least $3.4 billion according to Lipper, Inc.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to insure promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities, especially over the short term.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

20

Defining

Terms

Fundamental investment research techniques generally involve assessing a company’s or security’s value based on a broad examination of financial data, quality of management, business concept and competition.

Quantitative investment research techniques generally focus on a company’s financial statements and assess a company’s or security’s value based on appropriate financial ratios that measure revenue, profitability and financial structure.

Technical investment research techniques generally involve studying trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Technology Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Technology Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (3/1/01)
Thrivent Technology Portfolio
Goldman Sachs Technology Industry Composite Index[1]

[1]	The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Technology Portfolio

21

Thrivent Partner Small Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Partner Small Cap Growth Portfolio is to achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of small companies. Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in small cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Portfolio’s investment adviser has selected two subadvisers to serve as subadvisers for the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks of small companies, with market capitalizations up to $2.5 billion at the time of purchase, that the subadviser has determined to have above average prospects for growth. The Portfolio’s assets are allocated generally on an equal basis between the two investment subadvisers.

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. (“Turner”) uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical research techniques to identify attractive investments. A poor ranking from Turner’s proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security. (Fundamental, quantitative and technical investment research techniques are defined on page 20.)

Transamerica Investment Management LLC

Transamerica Investment Management LLC (“Transamerica”) reviews the investment environment and economic climate to identify industries that it believes have better than average growth potential over the next 18-24 months. It uses fundamental research techniques to identify companies that it believes have strong management, past records of success, and superior business models. Transamerica will consider selling a security when it determines that a company’s fundamentals or the relative valuation of its stock is less attractive.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio’s investment strategy depends significantly on the skills of Turner and Westcap in assessing the potential of the securities in which the Portfolio invests. The subadvisers’ assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance

22

even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown. How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (11/30/01)
Thrivent Partner Small Cap Growth Portfolio
Russell 2000 Growth Index[1]

[1]	The Russell 2000 Growth Index is an unmanaged index comprised of companies with a greater than average growth orientation within the Russell 2000 Index. The Russell 2000 Index is comprised of the 2,000 smaller companies in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on market capitalization. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Growth Portfolio

23

Thrivent Partner Small Cap Value Portfolio

Investment Objective

The Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Portfolio’s subadviser focuses mainly on the stocks of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index. Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations of less than $4.4 billion as of December 31, 2005. The Portfolio will not sell a stock just because the company has grown to a market capitalization above the range. The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Should the subadviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio ordinarily invests in equity securities of small companies that are believed to be undervalued. A company’s securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. Using fundamental research, the subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The subadviser considers these factors, among others, in choosing companies:

•	low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company’s peers, or its own historic norm;
•	low stock price relative to a company’s underlying asset values;
•	above-average dividend yield relative to a company’s peers or its own historic norm;
•	a plan to improve the business through restructuring; and
•	a sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with the Portfolio’s objectives.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more opportunities.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is defined on page 20.)

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic values or if value stocks are out of favor. The value approach carries the risk that a stock judged to be undervalued may be appropriately priced.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may

24

be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Performance And Volatility

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Value Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Value Portfolio, which commenced operations on April 30, 2003.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (04/30/03)
Thrivent Partner Small Cap Value Portfolio
Russell 2000 Value Index[1]

[1]	The Russell 2000 Value Index measures the performance of small cap value stocks. The cap index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Small Cap Value Portfolio

25

Thrivent Small Cap Stock Portfolio

Investment Objective

The Thrivent Small Cap Stock Portfolio seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. Thrivent Financial focuses mainly in the stocks of smaller companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, the largest companies included in the Index have market capitalizations of less than $4.4 billion as of December 31, 2005. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change. Small companies tend to be less recognizable than companies listed in the S&P 500 Index or the S&P MidCap 400 Index.

Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.) Thrivent Financial looks for small companies that, in its opinion:

•	have an improving fundamental outlook;
•	have capable management; and
•	are financially sound.

Due to certain market inefficiencies, Thrivent Financial believes that properly selected small company stocks offer greater opportunities for long-term capital growth.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts,

26

you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (3/1/01)
Thrivent Small Cap Stock Portfolio
S&P SmallCap 600 Index[1]

[1]	The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 years

Thrivent Small Cap Stock Portfolio

27

Thrivent Small Cap Index Portfolio

Investment Objective

Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index by investing primarily in common stocks of the Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of December 31, 2005, small cap companies have market capitalizations less than $4.3. This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. The S&P SmallCap 600 Index is a capitalization-weighted Index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in small company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Small Cap Risk. Small, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Small Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Small Cap Index Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

28

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	Since Inception (6/14/95)
Thrivent Small Cap Index Portfolio
S&P SmallCap 600 Index[1]

[1]	The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.33%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Small Cap Index Portfolio

29

Thrivent Mid Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-size company stock. The Portfolio’s investment adviser focuses mainly on stocks of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known Mid Cap indices such as the Russell Midcap Growth Index or the S&P MidCap 400/Barra Growth Index at the time of the Portfolio’s investment. Although market capitalizations are constantly changing, mid cap companies have market capitalization are constantly changing, as of December 31, 2005, those Indexes included companies with market capitalization between $308 million and $18.4 billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial, the Portfolio’s investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.) Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Portfolio invests. Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 30, 1998.

30

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Year	Since Inception (1/30/98)
Thrivent Mid Cap Growth Portfolio
Russell Midcap Growth Index[1]

[1]	The Russell Midcap Growth Index measures the performance of mid cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio

31

Thrivent Mid Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Mid Cap Growth Portfolio II is to achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-size company stock. The Portfolio’s investment adviser focuses mainly on stocks of mid-size U.S. companies which have market capitalizations similar to those companies included in widely known Mid Cap indices such as the Russell Midcap Growth Index or the S&P MidCap 400/Barra Growth Index at the time of the Portfolio’s investment. Although market capitalizations are constantly changing, mid cap companies have market capitalization are constantly changing, as of December 31, 2005, those Indexes included companies with market capitalization between $308 million and $18.4 billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial, the Portfolio’s investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.) Thrivent Financial focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

32

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (11/30/01)
Thrivent Mid Cap Growth Portfolio II
Russell Midcap Growth Index[1]

[1]	The Russell Midcap Growth Index measures the performance of mid cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.90%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Growth Portfolio II

33

Thrivent Partner Mid Cap Value Portfolio

Investment Objective

Thrivent Partner Mid Cap Value Portfolio seeks to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio’s subadviser invests at least 80% of the Portfolio’s net assets (plus the amount of any borrowings for investment purposes) in a diversifed portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment. As of December 31, 2005 the capitalization range of the Russell Midcap Value Index was between 563 million and 18.1 billion. Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its assets in foreign securities, including securities of issuers in emerging countries and securities in foreign currencies. Should the investment adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, it will notify you at least 60 days’ prior to such a change.

The subadviser’s stock selection reflects a mid-cap value style. The Portfolio ordinarily invests in equity securities of mid cap companies that the subadviser believes are undervalued.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. Fundamental analysis generally involves assessing a company’s or security’s value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Foreign Securities Risk. Stocks of non-U.S. companies in which the Portfolio invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions-such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risk of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Portfolio’s share price to decline.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

34

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Other Expenses[1]
Total Annual Portfolio Operating Expenses

[1]	Because the Portfolio has been newly organized, the percentage expense levels for “Other Expenses” are estimated.

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years

Thrivent Partner Mid Cap Value Portfolio

35

Thrivent Mid Cap Stock Portfolio

Investment Objective

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. Thrivent Financial focuses mainly on the stocks of mid-sized companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell Midcap Index. Although market capitalizations are constantly changing, as of of December 31, 2005, those Indexes included companies with market capitalization between $308 million and $18.4 billion. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.)

Thrivent Financial looks for mid-sized that, in its opinion:

•	have prospects for growth in their sales and earnings;
•	are in an industry with a good economic outlook;
•	have high-quality management; and
•	have a strong financial position.

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors or, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more- established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Stock Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Stock Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

36

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (3/1/01)
Thrivent Mid Cap Stock Portfolio
S&P MidCap 400 Index[1]

[1]	The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Stock Portfolio

37

Thrivent Mid Cap Index Portfolio

Investment Objective

The Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index by investing primarily in common stocks comprising the Index.

Investment Strategies

Under normal circumstances, the Portfolio invests in all of the mid-sized company stocks included in the S&P MidCap 400 Index. Although market capitalizations are constantly changing, as of December 31, 2005, mid cap companies have market capitalization between $308 million and $18.4 billion (according to the S&P MidCap 400 Index). This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in mid cap common stocks for more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interested investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mid Cap Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mid Cap Index Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

38

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (3/1/01)
Thrivent Mid Cap Index Portfolio
S&P MidCap 400 Index[1]

[1]	The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.35%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mid Cap Index Portfolio

39

Thrivent Partner International Stock Portfolio

Investment Objective

The investment objective of Thrivent Partner International Stock Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.

Principal Strategies

The Portfolio seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Portfolio’s net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stock may be purchased without regard to a company’s market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized companies. Thrivent Financial has selected two subadvisers with differing management styles to subadvise the Portfolio. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Portfolio’s assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc. (“Price International”)

Stock selection reflects a growth style. While stocks may be purchased without regard to a company’s market capitalization, Price International’s focus typically will be on large and, to a lesser extent, medium-sized companies. Price International invests primarily in common stocks, although to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Portfolio’s objective.

In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis is defined on page 20.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the sub-adviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

•	Leading market position
•	Attractive business niche
•	Strong franchise or natural monopoly
•	Technological leadership or proprietary advantages
•	Seasoned management
•	Earnings growth and cash flow sufficient to support growing dividends
•	Healthy balance sheet with relatively low debt

Price International may purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP (“Mercator”)

Stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator’s approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors. (Fundamental analysis is defined on page 20.) Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as

40

measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk. Stocks of non-U.S. companies in which the Portfolio invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Portfolio’s ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. The Portfolio’s performance will likely be negatively affected by its exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the Portfolio’s share price to decline.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Portfolio invests. The subadvisers’ assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for the one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 18, 1996.

41

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	Since Inception (1/18/96)
Thrivent Partner International Stock Portfolio
MSCI EAFE Index[1]			N/A

[1]	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) is a stock index designed to measure the equity performance of developed countries outside of North America. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner International Stock Portfolio

42

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43

Thrivent Partner All Cap Portfolio

Investment Objective

The investment objective of Thrivent Partner All Cap Portfolio is to seek long-term growth of capital.

Principal Strategies

The Portfolio’s principal strategy for achieving its objective is normally to invest the Portfolio’s assets primarily in common stocks.

Fidelity Management & Research Company (“FMR”), the Portfolio’s subadviser, is not constrained by any particular investment style. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types.

In buying and selling securities for the Portfolio, FMR uses a disciplined approach that involves computer-aided, quantitative analysis supported by fundamental analysis. (Fundamental and quantitative analysis are defined on page 20.) FMR’s computer model systematically reviews thousands of stocks, using data such as historical earnings, dividend yield, earnings per share, and other quantitative factors. Then, the issuers of potential investments are analyzed further using fundamental factors such as growth potential, earnings estimates, and financial condition.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If FMR’s strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Small and medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks and foreign securities often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus

44

for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (11/30/01)
Thrivent Partner All Cap Portfolio
Russell 3000 Index[1]

[1]	The Russell 3000 Index is an unmanaged index comprised of the 3,000 largest U.S. companies based on market capitalization. The Russell 3000 Index is designed to represent the performance of about 98% of the U.S. equity market. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner All Cap Portfolio

45

Thrivent Large Cap Growth Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio is to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

Principal Strategy

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent Financial focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Growth Index, Russell 1000 Growth Index, or large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2005, those Indexes included companies with market capitalizations of at least $806 million. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. Thrivent Financial uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page 20.) The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 9, 1987.

46

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	10 Years
Thrivent Large Cap Growth Portfolio
Russell 1000 Growth Index[1]

[1]	The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio

47

Thrivent Large Cap Growth Portfolio II

Investment Objective

The investment objective of Thrivent Large Cap Growth Portfolio II is to achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent Financial focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Growth Index Russell 1000 Growth Index, or large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2005, those Indexes included companies with market capitalizations of at least $806 million. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Portfolio seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Portfolio. Thrivent Financial uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page 20.) The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

48

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (11/30/01)
Thrivent Large Cap Growth Portfolio II
Russell 1000 Growth Index[1]

[1]	The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Growth Portfolio II

49

Thrivent Partner Growth Stock Portfolio

Investment Objective

The investment objective of the Thrivent Partner Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Principal Strategies

The Portfolio’s principal strategy for achieving its objective under normal circumstances is to invest at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks. Should the subadviser determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

The Portfolio concentrates its investments in growth companies. The Portfolio’s subadviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing the Portfolio’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures, and options, in keeping with Portfolio objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock prices may fall dramatically.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment subadviser in assessing the potential of the securities in which the Portfolio invests. The subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

50

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (11/30/01)
Thrivent Partner Growth Stock Portfolio
S&P 500/Barra Growth Index[1]

[1]	The S&P 500/Barra Growth Index is an unmanaged capitalization weighted index composed of the highest price-to-book ratio securities in the S&P 500 Index. The S&P 500/Barra Growth Index is designed so that approximately one-half of the S&P 500 market capitalization is characterized as “value” and the other half as “growth.” The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Partner Growth Stock Portfolio

51

Thrivent Large Cap Value Portfolio

Investment Objective

The investment objective of Thrivent Large Cap Value Portfolio is to achieve long-term growth of capital.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies . Thrivent Financial focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Citigroup Value Index, Russell 1000 Value Index or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2005, those Indexes included companies with market capitalizations of at least $563 million. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value. (Fundamental, quantitative and technical analysis are defined on page -.) These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

52

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (11/30/01)
Thrivent Large Cap Value Portfolio
Russell 1000 Value Index[1]

[1]	The Russell 1000 Value Index measures the performance of large cap value stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.60%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Value Portfolio

53

Thrivent Large Cap Stock Portfolio

Investment Objective

Thrivent Large Cap Stock Portfolio seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. Thrivent Financial, the investment adviser, focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those in in the S&P 500 Index or the large company market capitalizations classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2005, those Indexes included companies with market capitalizations of at least $563 million. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.).

Thrivent Financial may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following principal investment risks:

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk. The Portfolio is actively managed, and success of the Portfolio’s investment strategy depends significantly on the investment adviser’s skill in assessing the potential of the securities in which the Portfolio invests. Thrivent Financial and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Capital Growth Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Capital Growth Portfolio, which commenced operations on March 1, 2001.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

54

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (3/1/01)
Thrivent Large Cap Stock Portfolio
S&P 500 Index[1]

[1]	The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.65%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Stock Portfolio

55

Thrivent Large Cap Index Portfolio

Investment Objective

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index by investing primarily in common stocks comprising the Index.

Principal Strategies

Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80%) in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Portfolio, which means that Thrivent Financial does not choose the securities that make up the Portfolio. The S&P Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, Thrivent Financial will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. For liquidity reasons, the Portfolio may invest to some degree in money market instruments. Should Thrivent Financial determine that the portfolio would benefit from reducing the percentage of its assets invested in large company common stocks for more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.

Principal Risks

The Portfolio is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Loss of Principal. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Large Company Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Large Company Index Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

56

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	Since Inception (6/14/95)
Thrivent Large Cap Index Portfolio
S&P 500 Index[1]

[1]	The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.32%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Large Cap Index Portfolio

57

Thrivent Real Estate Securities Portfolio

Investment Objective

The Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing common stocks and other equity securities (which may include convertible securities) of companies that are primarily engaged in the U.S. real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

This Portfolio may invest up to 20% in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.

Thrivent Financial may sell securities, for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks

The Portfolio is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Interest Rate Risk. Interest rate risk is the risk that security prices (equity or fixed income) decline in value when interest rates rise. This effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio.

Real Estate Industry Risk. Real estate industry risk is the risk that changes in real estate values or economic downturns can have a significant negative affect on issuers in the real estate industry. Such changes could include, but are not limited to, a decline in the value of real estate properties, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations. Since the Portfolio invests primarily in the real estate industry, the Portfolio’s performance will be closely tied to the performance of the real estate markets.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Real Estate Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Real Estate Securities Portfolio, which commenced operations on April 30, 2003.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

58

How a portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (04/30/03)
Thrivent Real Estate Securities Portfolio
NAREIT Real Estate 50 Index[1]
NAREIT Equity REIT Index[2]

[1]	The NAREIT Real Estate 50 Index is comprised of the largest 50 companies from the NAREIT Global Real Estate Index. The performance of this Index does not reflect deductions for fees, expenses, or taxes.
[2]	The NAREIT Equity REIT Index is comprised of all equity REITs currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.
The performance of this Index does not reflect deductions for fees, expenses, or taxes. Because the NAREIT Equity REIT Index is a more accurate reflection of the securities in which the Portfolio invests, it will be used to compare performance of the Portfolio instead of the NAREIT Real Estate 50 Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.80%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Real Estate Securities Portfolio

59

Thrivent Balanced Portfolio

Investment Objective

The Thrivent Balanced Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Principal Strategies

The Portfolio incorporates the strategies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios. For debt securities, the Portfolio generally selects securities from the same pool of securities that make up the Thrivent Bond Index Portfolio. However, some debt securities may not be the same. Thrivent Financial, the investment adviser will select them in accordance with Thrivent Bond Index Portfolio’s strategy.

Thrivent Financial establishes the Portfolio’s asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, and considers the variability of the anticipated returns based on historical results as well as expected risks and returns. Since stock and bond markets tend to fluctuate independently of each other, the decline in one market may be offset by the rise of the other. As a result of the asset class mix, the Portfolio is more diversified and is subject to less risk than investing exclusively in stocks or bonds alone. Overall, the Portfolio tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. In a general decline in one market, the investment adviser may increase the Portfolio’s weighting in one or both of the other asset classes. Despite the investment adviser’s attempts to ease the effect of any market downturn, you may still lose money. The Portfolio invests in the following three asset classes within the ranges given:

	Minimum	Maximum
Common Stocks	35%	75%
Debt Securities	25%	50%
Money Market Instruments	0%	40%

As of December 31, 2004, the investments in the asset classes were as follows:

Percent Weighted
Common Stocks	51.7%
Debt Securities	28.5%
Money Market Instruments	19.8%

Total	100%

Principal Risks

The Portfolio is subject to the following primary investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle also may occur with bond prices. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

60

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Balanced Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Balanced Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	Since Inception (6/14/95)
Thrivent Balanced Portfolio
S&P 500 Index[1]
Lehman Brothers Aggregate Bond Index[2]

[1]	The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.
[2]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.32%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Balanced Portfolio

61

Thrivent High Yield Portfolio

Investment Objective

The investment objective of Thrivent High Yield Portfolio is to achieve a higher level of income through investment in a diversified portfolio of high yield securities (“junk bonds”) which involve greater risks than higher quality investments. The Portfolio will also consider growth of capital as a secondary objective.

Principal Strategies

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor’s Corporation or the Ba major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Financial, the Portfolio’s investment adviser. The Portfolio invests in securities regardless of the securities’ maturity average. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative, and technical research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.) Thrivent Financial focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle also may occur with bond prices. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five, and ten years compared to a broad-based securities market index.

62

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Thrivent High Yield Portfolio commenced operations on November 2, 1987.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	10 Years
Thrivent High Yield Portfolio
Lehman Brothers High Yield Bond Index[1]

[1]	The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent High Yield Portfolio

63

Thrivent High Yield Portfolio II

Investment Objective

The Portfolio strives for high current income and secondarily capital growth by investing primarily in high-risk, high-yield bonds commonly referred to as “junk bonds”.

Principal Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes debentures and other debt obligations or preferred stocks. These securities are commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by Standard & Poor’s Corporation or the “Ba” major rating category by Moody’s Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Financial. The Portfolio invests in securities regardless of the securities’ maturity average. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

Thrivent Financial uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. (Fundamental, quantitative and technical analysis are described on page 20). Thrivent Financial focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle also may occur with bond prices. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the High Yield Bond Portfolio, which commenced operations on March 2, 1998.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable

64

contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	Since Inception (3/2/98)
Thrivent High Yield Portfolio II
Merrill Lynch High Yield Cash Pay Index[1]
Lehman Brothers High Yield Bond Index[2]

[1]	The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1,200 “cash pay” high-yield bonds representative of the high-yield market as a whole.
[2]	The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate noninvestment grade bonds. The Index does not reflect deductions for fees, expenses or taxes. Because the Lehman Brothers High Yield Bond Index is a more accurate reflection of companies in which the Portfolio invests, it will be used to compare performance of the Portfolio rather than the Merrill Lynch High Yield Cash Pay Index.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent High Yield Portfolio II

65

Thrivent Income Portfolio

Investment Objective

The investment objective of Thrivent Income Portfolio is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Principal Strategies

The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Portfolio’s assets will be invested in debt securities or preferred stock at least in the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Financial.

The Portfolio may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as “junk bonds.” At the time of purchase these securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by Thrivent Financial.

Thrivent Financial uses fundamental, quantitative, and technical research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.) Thrivent Financial may purchase bonds of any maturity and focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

High Yield Risk. High-yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Portfolio may lose its investment in that security.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts,

66

you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. Thrivent Income Portfolio commenced operations on January 9, 1987.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	10 Years
Thrivent Income Portfolio
Lehman Brothers Aggregate Bond Index[1]

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Income Portfolio

67

Thrivent Bond Index Portfolio

Investment Objective

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Lehman Brothers Aggregate Bond Index. Should Thrivent Financial, the Portfolio’s investment adviser, determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, it will provide you with at least 60 days notice of such change. The Portfolio does not invest in all of the issues that make up the Index but selects from issuers within the Index. Therefore, the investment adviser expects the investment performance of the Portfolio to approximate the performance of the Index over time.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one- and five-year periods and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Bond Index Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Bond Index Portfolio, which commenced operations on June 14, 1995.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

68

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	Since Inception (6/14/95)
Thrivent Bond Index Portfolio
Lehman Brothers Aggregate Bond Index[1]

[1]	The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.35%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Bond Index Portfolio

69

Thrivent Limited Maturity Bond Portfolio

Investment Objective

The investment objective of Thrivent Limited Maturity Bond Portfolio is to seek a high level of current income consistent with stability of principal.

Principal Strategies

The Portfolio invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The dollar-weighted average effective portfolio maturity for the Portfolio is expected to be less than three years.

Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the “Baa” major rating category by Moody’s or at least in the “BBB” major rating category by Standard & Poor’s Corporation or unrated securities considered to be of comparable quality by Thrivent Financial, the Portfolio’s investment adviser. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets form 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Financial uses fundamental, quantitative, and technical investment analysis techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative and technical analysis are defined on page 20.) Thrivent Financial focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall,

Defining

Terms

The dollar-weighted average effective portfolio maturity of a portfolio is determined by calculating the average maturity of each debt security owned by the portfolio, weighting each security according to the amount that it represents in the portfolio. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

70

particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown. How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on November 30, 2001.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (11/30/01)
Limited Maturity Bond Portfolio
Lehman Brothers Government/Corporate 1-5 Year Bond Index[1]

[1]	The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Limited Maturity Bond Portfolio

71

Thrivent Mortgage Securities Portfolio

Investment Objective

Thrivent Mortgage Securities Portfolio seeks a combination of current income and long-term capital appreciation by investing primarily in a diversified Portfolio of debt securities backed by pools of residential and/or commercial mortgages.

Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets in mortgage-related securities. The primary focus is investments in mortgage pass-through securities, which are securities representing interests in “pools” of mortgage loans. These securities include mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The Portfolio may also invest in fixed and floating rate asset-backed securities, commercial mortgage-backed securities (CMBS) and other mortgage backed securities including, but not limited to, collateralized mortgage obligations (CMOs) interest only bonds (IOs) and principal only bonds (POs) and adjustable rate mortgages (ARMs), as well as in other mortgage-related asset-backed securities. In addition, the Portfolio may invest in certain non-mortgage related debt securities, including U.S. Government securities, municipal securities and corporate debt securities. Should Thrivent Financial determine that the Portfolio would benefit from reducing the percentage of invested assets from 80% to a lesser amount, we will provide you with at least 60 days notice of such change.

At least 80% of the Portfolio’s assets will be invested in securities rated within the three highest rating categories assigned by at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of purchase.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company’s performance will affect the market price of its security and the value of the Portfolio. Some factors affecting the performance of a company include: demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the bond may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Investment Adviser Risk. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests. The adviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its goal.

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Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. On April 30, 2004, the Portfolio became the successor by merger to the Mortgage Securities Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the Mortgage Securities Portfolio, which commenced operations on April 30, 2003.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	Since Inception (04/30/04)
Thrivent Mortgage Securities Portfolio
Lehman Brothers Mortgage-Backed Securities Index[1]

[1]	The Lehman Brothers Mortgage-Backed Securities (MBS) Index is formed by grouping the universe of over 600,000 individual fixed rate U.S. government agency MBS pools into approximately 3,500 generic types of securities. The performance of the Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.50%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Mortgage Securities Portfolio

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Thrivent Money Market Portfolio

Investment Objective

The investment objective of Thrivent Money Market Portfolio is to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

Principal Strategies

The Portfolio tries to achieve its objective by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. Thrivent Financial looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows and solid capital levels, are leaders in their industry and have experienced management.

Thrivent Financial, the Portfolio’s investment adviser, uses fundamental investment research techniques to determine what money market instruments to buy and sell. (Fundamental analysis is defined on page 20.)

Thrivent Financial manages the Portfolio subject to strict rules established by the SEC that are designed so that the Portfolio may maintain a stable $1.00 share price. Those guidelines generally require the Portfolio to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require Thrivent Money Market Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of the Portfolio’s total assets must be invested in “first tier” securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Financial to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of the Portfolio’s assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent Financial to be of comparable quality), or kept in cash.

Principal Risks

The Portfolio is subject to the following principal investment risks.

Credit Risk. Credit risk is the risk that an issuer of a security held by the Portfolio may no longer be able to pay its debt. As a result of such an event, the security may decline in price thereby affecting the value of the Portfolio.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to decline and affect the value of the Portfolio.

Loss of Principal. The success of the Portfolio’s investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Portfolio invests.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual returns for one, five, and ten years.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Portfolio commenced operations on January 9, 1987.

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AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2005)
	1 Year	5 Years	10 Years
Thrivent Money Market Portfolio

You may call 1-800-328-4552 to obtain the Portfolio’s current seven-day yield.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load)	N/A
Maximum Deferred Sales Charge (Load)	N/A
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Other Expenses
Total Annual Portfolio Operating Expenses

EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:

	1 Year	3 Years	5 Years	10 Years

Thrivent Money Market Portfolio

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Management

Disclosure of Portfolio Holdings

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the statement of additional information for the Portfolios and at thrivent.com.

Investment Adviser

Thrivent Financial for Lutherans (“Thrivent Financial”), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of Thrivent Series Fund, Inc (“the Fund”). Thrivent Financial and its affiliates have been in the investment advisory business since 1986 and managed approximately $67.5 billion in assets as of December 31, 2005, including approximately $       billion in mutual fund assets.

Thrivent Financial provides investment research and supervision of the assets for the following Portfolios:

Thrivent Aggressive Allocation Portfolio	Thrivent Large Cap Growth Portfolio II
Thrivent Moderately Aggressive Allocation Portfolio	Thrivent Large Cap Value Portfolio
Thrivent Moderate Allocation Portfolio	Thrivent Large Cap Stock Portfolio
Thrivent Moderately Conservative Allocation Portfolio	Thrivent Large Cap Index Portfolio
Thrivent Technology Portfolio	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Stock Portfolio	Thrivent Balanced Portfolio
Thrivent Small Cap Index Portfolio	Thrivent High Yield Portfolio
Thrivent Mid Cap Growth Portfolio	Thrivent High Yield Portfolio II
Thrivent Mid Cap Growth Portfolio II	Thrivent Income Portfolio
Thrivent Mid Cap Stock Portfolio	Thrivent Bond Index Portfolio
Thrivent Mid Cap Index Portfolio	Thrivent Limited Maturity Bond Portfolio
Thrivent Large Cap Growth Portfolio	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

For each of the other Portfolios listed below (the “Subadvised Portfolios”), Thrivent Financial establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Portfolio, one or more subadvisers to manage the investments of the Subadvised Portfolios. It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios. Thrivent Financial has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement. The Subadvised Portfolios include the following:

Thrivent Partner Small Cap Growth Portfolio	Thrivent Partner International Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	Thrivent Partner All Cap Portfolio
Thrivent Partner Mid Cap Value Portfolio	Thrivent Partner Growth Stock Portfolio

Thrivent Financial and the Portfolio have received an exemptive order from the SEC that permits Thrivent Financial and the Portfolio, with the approval of the Portfolio’s Board of Directors, to retain one or more subadvisers for the Portfolios, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Portfolios. Thrivent Financial will notify variable contract owners in the event of any change in the identity of the subadviser of a Portfolio.

Advisory Fees

Each Portfolio pays an investment advisory fee to Thrivent Financial. During the year ended December 31, 2005, Thrivent Financial received the following advisory fees, expressed as a percentage of the Portfolio’s average net assets:

Thrivent Technology Portfolio	.75%
Thrivent Partner Small Cap Growth Portfolio	1.00%
Thrivent Partner Small Cap Value Portfolio	.80%
Thrivent Small Cap Stock Portfolio	.70%
Thrivent Small Cap Index Portfolio	.33%
Thrivent Mid Cap Growth Portfolio	.40%
Thrivent Mid Cap Growth Portfolio II	.90%
Thrivent Mid Cap Stock Portfolio	.70%
Thrivent Mid Cap Index Portfolio	.35%
Thrivent Partner International Stock Portfolio	.85%
Thrivent Partner All Cap Portfolio	.95%
Thrivent Large Cap Growth Portfolio	.40%
Thrivent Large Cap Growth Portfolio II	.80%
Thrivent Partner Growth Stock Portfolio	.80%
Thrivent Large Cap Value Portfolio	.60%
Thrivent Large Cap Stock Portfolio	.65%
Thrivent Large Cap Index Portfolio	.32%
Thrivent Real Estate Securities Portfolio	.80%
Thrivent Balanced Portfolio	.32%
Thrivent High Yield Portfolio	.40%
Thrivent High Yield Portfolio II	.40%
Thrivent Income Portfolio	.40%
Thrivent Bond Index Portfolio	.35%
Thrivent Limited Maturity Bond Portfolio	.40%
Thrivent Mortgage Securities Portfolio	.50%
Thrivent Money Market Portfolio	.40%

The advisory contract between Thrivent Financial and the Fund provides for the following advisory fees for the following Portfolios:

Thrivent Partner Mid Cap Value Portfolio
$0-$250 million	.75%
More than $250 million	.70%

Thrivent Aggressive Allocation Portfolio
$0-$500 million	.15%
More than $500 million	.125%

Thrivent Moderately Aggressive Allocation Portfolio
$0-$500 million	.15%
More than $500 million	.125%
Thrivent Moderate Allocation Portfolio
$0-$500 million	.15%
More than $500 million	.125%

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Thrivent Moderately Conservative Allocation Portfolio
$0-$500 million	.15%
More than $500 million	.125%

Portfolio Management

This section provides information about the portfolio management for each of the Portfolios. The Statement of Additional Information for the Fund provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, and Mark L. Simenstad serve as portfolio co-managers of Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio. Mr. Swansen is the Chief Investment Officer of Thrivent Financial and serves as the team leader. Prior to joining Thrivent Financial in 2004, he was a managing director of Colonnade Advisors, LLC from 2001 to 2003, and the President and Chief Investment Officer of PPM American from 1999 to 2000. Mr. Francis is Vice President of Investment Equities and has been with Thrivent Financial since 2001. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999.

Thrivent Technology Portfolio

James A. Grossman and Michael C. Marzolf serve as portfolio co-managers of Thrivent Technology Portfolio.

Mr. Grossman has been portfolio manager for the Thrivent Technology Portfolio since it commenced operations on March 1, 2001. Mr. Grossman has been with Thrivent Financial since 1996, and he has served as a portfolio manager since 2000.

Mr. Marzolf has served as the portfolio manager for the Thrivent Technology Portfolio since January of 2005. From 2003 to 2004 Mr. Marzolf was a Partner and Technology Analyst with Piper Jaffray & Co.

Thrivent Partner Small Cap Growth Portfolio

Thrivent Financial has engaged Turner, 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, and Transamerica, 11111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025, to serve as investment subadvisers for Thrivent Partner Small Cap Growth Portfolio since 2004.

Turner has been in the investment advisory business since 1990 and, as of December 31, 2005, managed approximately $18.3 billion in assets including separate accounts and mutual funds. Turner uses an investment management team that has day-to-day responsibility for managing its portions of the Portfolio’s assets. William C. McVail, CFA serves as lead manager and has been with Turner since 1998. Christopher L. McHugh serves as a co-manager, and has been with Turner since 1990. Frank L. Sustersic, CFA serves as a co-manager and has been with Turner since 1994. Jason D. Schrotberger, CFA serves as co-manager and has been with Turner since 2001. Prior to joining Turner, Mr. Schrotberger served as an investment analyst at BlackRock Financial Management.

Transamerica was organized as a limited liability company under the laws of the state of Delaware in 2000 and is an SEC registered investment advisor. The founding member of the LLC, Transamerica Investment Services, Inc. (“TISI”), is an investment adviser that has been providing investment advisory services since 1968. Transamerica, located at 1150 South Olive Street, 27th Floor, Los Angeles, California 90015, managed approximately $19.7 billion in assets as of December 31, 2005. Gregory S. Weirick and Josh D. Shaskan, CFA, serve as lead co-managers. Mr. Weirick, a Managing Director, co-founder, and Partner of Westcap, has been with Westcap since its inception in 1992. Mr. Shaskan, a Managing Director and Partner, joined Transamerica in 1998. Other members of the team include Geoffrey I. Edelstein, CFA, CIC, Richard C. Farra, Jeffrey J. Hoo, CFA, John J. Huber, CFA, and John D. Lawrence, CFA. Mr. Edelstein, a Managing Director, Co-Founder and Partner of Westcap, has been with the firm since inception in 1992. Mr. Farra, Managing Director, joined Transamerica in 2003 and has 23 years of investment industry experience. Prior to Transamerica, Mr. Farra served as a Portfolio Manager and Analyst for Roxbury Capital Management, a Portfolio Manager at Trust Company of the West, Director of Research and Portfolio Manager at ARCO Investment Management Company, a Portfolio Manager and Analyst for Hughes Investment Management Company, and an Analyst for Beneficial Standard Investment Management Company. Mr. Hoo, a Senior Vice President/Security Analyst at Transamerica, joined Transamerica in 1997. Mr. Huber, a Senior Vice President/Security Analyst, joined Transamerica in 2000. Prior to Transamerica, he was a senior associate at Wilshire Associates and an information technology consultant at Arthur Andersen. Mr. Lawrence, a Security Analyst, joined Transamerica in 2003 and has 4 years of investment industry experience. Prior to Transamerica, Mr. Lawrence was an Assistant Vice President at Sanders Morris Harris and a Research Associate at Credit Suisse First Boston.

Thrivent Partner Small Cap Value Portfolio

Thrivent Financial has engaged T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Portfolio. T. Rowe Price had approximately $257.6 billion under management as of December 31, 2005. Preston Athey serves as portfolio manager of the Thrivent Partner Small Cap Value Portfolio. Mr. Athey is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, and he is a small company equity portfolio

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manager. He is also a Vice President and Investment Advisory Committee member of the T. Rowe Price Small-Cap Stock Fund and a Portfolio Manager on the firm’s Global Clean Future Equity Fund. Mr. Athey has been with T. Rowe Price since 1978.

Thrivent Small Cap Stock Portfolio

Christopher J. Serra, CFA serves as portfolio manager of Thrivent Small Cap Stock Portfolio. Mr. Serra has served as the portfolio manager of the Thrivent Small Cap Stock Portfolio since November 2003. Mr. Serra has been with Thrivent Financial since 1998, and he has served as a portfolio manager since 1999.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer has served as portfolio manager of Thrivent Small Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial’s general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Mid Cap Growth Portfolio

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-managers of Thrivent Mid Cap Growth Portfolio

Mr. Thorkelson has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio since its inception in 1998. Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio since November 2003, and she served as an associate portfolio manager of the portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Mid Cap Growth Portfolio II

Brian L. Thorkelson and Andrea J. Thomas, CFA serve as portfolio co-managers of Thrivent Mid Cap Growth Portfolio II.

Mr. Thorkelson has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio II since 2004. Mr. Thorkelson has been with Thrivent Financial since 1987.

Ms. Thomas has served as portfolio manager of the Thrivent Mid Cap Growth Portfolio II since 2004, and she served as an associate portfolio manager of the portfolio from 1997 to 2002. Ms. Thomas has been with Thrivent Financial since 1993 and has served as a portfolio manager since 2002.

Thrivent Partner Mid Cap Value Portfolio

Thrivent Financial has engaged Goldman Sachs Asset Management, L.P. (“GSAM”), 1 New York Plaza, 37th Floor, New York, New York 10004, as investment subadviser for Thrivent Partner Mid Cap Value Portfolio. GSAM has been in the investment advisory business since 1990 and, as of December 31, 2005, managed approximately $471.8 billion in assets including separate accounts and mutual funds. GSAM uses its U.S. Value team to manage the day-to-day responsibilities of the Fund. Eileen Rominger is the Chief Investment Officer of the U.S. Value team managed strategy. She has been with GSAM since 1999. Dolores Bamford, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Ms. Bamford was a portfolio manager at Putnam Investments. David Berdon is a co-manager and joined the U.S. Value team 2001. Prior to joining GSAM, Mr. Berdon was a vice president for Business Development and Strategic Alliances at Soliloquy Inc. Andrew Braun is a co-manager and has been with the U.S. Value team 1997. Scott Carroll, CFA is a co-manager and has been with GSAM since 2002. Prior to joining GSAM, Mr. Carroll was a portfolio manager and analyst at Van Kampen Funds. Sally Pope Davis is a co-manager and has been with the U.S. Value team since 2001. Prior to joining GSAM, Ms. Pope Davis was a relationship manager in private wealth management. Sean Gallagher is a co-manager and has been with the U.S. Value team since 2000. Lisa Parisi, CFA is a co-manager and joined the Value Team in August of 2001. Prior to joining GSAM, Ms. Parisis was a portfolio manager for John A. Levin & Co. Edward Perkin, CFA is a co-manager, and joined the U.S. Value team in 2002. Before joining GSAM, he was a research analyst with Fidelity Investments.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA and John E. Hintz, CFA serve as portfolio co-managers of Mid Cap Stock Portfolio.

Mr. Flanagan has served as portfolio manager of the Mid Cap Stock Portfolio since February 2004. Mr. Flanagan has also served in the following capacities to The AAL Mid Cap Stock Fund, a series of an affiliated mutual fund group: portfolio manager since February 2004 and as assistant portfolio manager from 1999 to 2000. Mr. Flanagan has been with Thrivent Financial since 1996, and he has served as a portfolio manager since 2000.

Mr. Hintz has served as portfolio manager of the Mid Cap Stock Portfolio since February 2004. Mr. Hintz also serves as portfolio manager of The AAL Mid Cap Stock Fund, a series of an affiliated mutual fund group. Mr. Hintz has served as Director of Research with Thrivent Financial since 2001, and he served as an equity analyst from 1997 to 2001.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager of Thrivent Mid Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial’s general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Partner International Stock Portfolio

Thrivent Asset Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Price International, 100 East Pratt Street, Baltimore, Maryland

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21202, as investment subadvisers for Thrivent Partner International Stock Portfolio.

Mercator has served as a subadviser for the Portfolio since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2005, Mercator managed approximately $10.6 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Portfolio’s assets. James E. Chaney and Peter F. Spano serve as portfolio co-managers for the portion of the Portfolio’s assets that are managed by Mercator. Mr. Chaney is a General Partner of Mercator and has been with Mercator since 2000. Mr. Spano is a General Partner and a founder of Mercator.

Price International has served as a subadviser for the Portfolio since its inception in 1995. It is one of the world’s largest international mutual fund asset managers with the U.S. equivalent of about $23.8 billion under management as of September 30, 2005, in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment management group comprised of Mark C. J. Bickford-Smith, Dean Tenerelli, and David J. L. Warren that has day-to-day responsibility for managing the Fund and developing and executing the Fund’s investment program.

Mr. Bickford-Smith is a Vice President of T. Rowe Price International and has been with T. Rowe Price International since 1995. Mr. Tenerelli is a Vice President of T. Rowe Price International and has been with T. Rowe Price International since 2000. Mr. Warren is President of T. Rowe Price International and has been with T. Rowe Price International since 1983. Mr. Warren is responsible for selecting the Portfolio’s investments in Japan, and Mr. Tenerelli focuses on the Portfolio’s European investments. Mr. Bickford-Smith is primarily responsible for selecting the Portfolio’s investments in the other global regions.

Thrivent Partner All Cap Portfolio

Thrivent Financial has engaged FMR, 82 Devonshire Street, Boston, Massachusetts 02109, as investment subadviser for the Thrivent Partner All Cap Portfolio. In addition, FMR Co., Inc. (“FMRC”), a wholly-owned subsidiary of FMR, serves as the sub-subadviser for the Thrivent Partner All Cap Portfolio. FMRC will be primarily responsible for choosing investments for the Portfolio. FMR was founded in 1946 and has since grown into one of the world’s largest money managers and financial service providers. As of December 31, 2005, FMR and its affiliates had approximately $1,207.7 billion in mutual fund assets under management.

Bruce Dirks serves as Portfolio Manager and is responsible for the day-to-day management of the Portfolio. He has been associated with FMR since 2000, and has over 13 years in the financial services industry. Prior to joining FMR, Mr. Dirks served seven years as a Vice President of Investments at TRW Investment Management Corporation.

Thrivent Large Cap Growth Portfolio

Scott A. Vergin has been the portfolio manager of Thrivent Large Cap Growth Portfolio since 1994. Mr. Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Growth Portfolio II

Scott A. Vergin has been the portfolio manager of the Thrivent Large Cap Growth Portfolio II since 2004. Mr. Vergin has been with Thrivent Financial since 1984 and has served as a portfolio manager since 1994.

Thrivent Partner Growth Stock Portfolio

Thrivent Financial has engaged T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for the Thrivent Partner Growth Stock Portfolio. T. Rowe Price has over 68 years of investment management experience. T. Rowe Price had approximately $235.2 billion total assets under management as of December 31, 2005.

Robert W. Smith, Vice President of T. Rowe Price, serves as portfolio manager of the Thrivent Partner Growth Stock Portfolio. Mr. Smith has served as portfolio manager of the Thrivent Partner Growth Stock Portfolio since its inception in November 2001. He also serves as portfolio manager of the T. Rowe Price Growth Stock Fund. He has been employed in the investment management area of T. Rowe Price since 1992.

Thrivent Large Cap Value Portfolio

Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Portfolio since 2004. Mr. Finn was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and Chief Investment Officer of the Growth and Income Group for Evergreen Investment Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Portfolio

Frederick L. Plautz serves as portfolio manager of Thrivent Large Cap Stock Portfolio. Mr. Plautz has been a portfolio manager with Thrivent Financial since 1995.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA has served as portfolio manager of Thrivent Large Cap Index Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial’s general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer has served as portfolio manager of Thrivent Real Estate Securities Portfolio since its inception on April 30, 2003. Previously, he was the Head of Fixed Income from 1998 to 2002 and Head of Mortgages and Real Estate from 2002 to 2003. Mr. Pfeifer has been with Thrivent Financial since 1990.

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Thrivent Balanced Portfolio

Kevin R. Brimmer, FSA, Darren Bagwell, CFA and Michael G. Landreville serve as portfolio co-managers of Thrivent Balanced Portfolio.

Mr. Brimmer has served as portfolio manager of the Thrivent Balanced Portfolio since 2002. Previously, he was responsible for overseeing Thrivent Financial’s general account assets. Mr. Brimmer has been with Thrivent Financial since 1985.

Mr. Bagwell has been with Thrivent since 2002 and has served as a portfolio manager for the Fund since 2005. Prior to joining Thrivent he worked as an investment analyst at Robert W. Baird.

Mr. Landreville has served as portfolio manager of Thrivent Balanced Portfolio since 2005. He has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA serves as portfolio manager of Thrivent High Yield Portfolio. Mr. Ocenasek has been with Thrivent Financial since 1987 and has been a portfolio manager since 1997.

Thrivent High Yield Portfolio II

Paul J. Ocenasek, CFA serves as portfolio manager of Thrivent High Yield Portfolio II since June 1, 2004. Mr. Ocenasek has been with Thrivent Financial since 1987 and has been a portfolio manager since 1997.

Thrivent Income Portfolio

Gregory R. Anderson, CFA, CPA and Michael G. Landreville serve as portfolio co-managers of Thrivent Income Portfolio.

Mr. Anderson has served as portfolio manager of the Portfolio since 2005. He has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000.

Mr. Landreville has served as portfolio manager of Thrivent Income Portfolio since June 2001. Mr. Landreville has been with Thrivent Financial since 1983, and has served as associate portfolio manager from 1987 through 1997 and as a portfolio manager since 1998.

Thrivent Bond Index Portfolio

Michael G. Landreville has served as portfolio manager of Thrivent Bond Index Portfolio since 2005. Mr. Landreville has been with Thrivent Financial since 1983 and has served as portfolio manager since 1998.

Thrivent Limited Maturity Bond Portfolio

Gregory R. Anderson, CFA, CPA and Michael G. Landreville serve as portfolio co-managers of Thrivent Limited Maturity Bond Portfolio. Mr. Landreville has served as portfolio manager of the Thrivent Portfolio since its inception in 2001. Mr. Landreville has been with Thrivent Financial since 1983 and has served as portfolio manager since 1998. Mr. Anderson has served as portfolio manager of the Portfolio since 2005. He has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000.

Thrivent Mortgage Securities Portfolio

Gregory R. Anderson, CFA, CPA and Scott A. Lalim serve as portfolio co-managers of Thrivent Mortgage Securities Portfolio.

Mr. Anderson has served as portfolio manager of Thrivent Mortgage Securities Portfolio since it commenced operations on April 30, 2003. He also manages the mortgage-backed securities portfolio of Thrivent Financial’s general account. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000.

Mr. Lalim has served as portfolio manager of Thrivent Mortgage Securities Portfolio since it commenced operation on April 30, 2003. He also manages the commercial mortgage- backed securities portfolio of Thrivent Financial’s general account. Mr. Lalim has been with Thrivent Financial since 1976.

Thrivent Money Market Portfolio

William D. Stouten has served as the portfolio manager of Thrivent Money Market Fund since October 10, 2003. Mr. Stouten has been with Thrivent Financial since 2001, and he has served as a research analyst/trader for the money market funds at Thrivent Financial from 2001 to 2003. Prior to joining Thrivent Financial, Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Financial and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions under their respective codes of ethics.

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The Separate Accounts and the Retirement Plans

Shares in the Fund are currently sold, without sales charges, only to:

•	Separate accounts of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life;
•	Other Portfolios of the Fund; and
•	Retirement plans sponsored by Thrivent Financial.

A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund. Participants in the retirement plans should consult retirement plan documents for information on how to invest.

The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent Financial. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time. Although neither Thrivent Financial nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts

As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners, variable annuity contract owners, and plan participants with respect to their investments in the Fund. The Fund’s Board of Directors will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.

Pricing of Fund Shares

The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The Portfolios determine their NAV once daily at the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. The Portfolios do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Thrivent Money Market Portfolio seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Fund’s Board of Directors, which utilizes the amortized cost method. Valuing securities held by held by Thrivent Money Market Portfolio on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the other Portfolios generally value their securities at current market value using readily available market quotations. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Because foreign securities markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies adopted by the Board of Directors.

The Fund has authorized Thrivent Financial and one or more other entities to accept orders from participants in the retirement plans. The separate accounts and the retirement plans each place an order to buy or sell shares of a respective Portfolio each business day. The amount of the order is based on the aggregate instructions from owners of the variable annuity contracts or the participants in the retirement plans. Orders placed before the close of the NYSE on a given day by

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the separate accounts, the retirement plans, or participants in the retirement plans result in share purchases and redemptions at the NAV calculated as of the close of the NYSE that day.

Policy Regarding Frequent Purchases and Redemptions

The Board of Directors of the Portfolio has adopted the following policy with respect to frequent purchases and redemption’s of shares of the Portfolio. The separate accounts and retirement plans that invest in the Portfolio may make purchases and redemptions in the Portfolios daily. The Portfolio does not restrict this activity. Thrivent Financial and Thrivent Life employ certain monitoring controls which seek to identify and deter market timing and excessive short-term trading with the separate accounts, but the Portfolio cannot provide assurance that this monitoring will be effective. In addition, the terms of the variable contracts may limit the ability of Thrivent Financial and Thrivent Life to deter frequent trading. As a result, the Portfolio can give no assurance that market timing and excessive short-term trading will not occur.

Standing Allocation Order

Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio (the “Thrivent Allocation Portfolios”) purchase and redeem shares of the other Portfolios (the “Underlying Portfolios”) each business day pursuant to a standing allocation order (the ”Allocation Order”). The Allocation Order provides daily instructions for how a purchase or redemption order by a Thrivent Allocation Portfolio should be allocated among the Underlying Portfolios. Each day, pursuant to the Allocation Order, a Thrivent Allocation Portfolio will purchase or redeem shares of the relevant Underlying Portfolios at the NAV for the Underlying Portfolio calculated that day. Any modification to the daily instruction provided by the Allocation Order must be made before the close of trading on the NYSE.

Tax Matters

Since you do not own shares of the Fund directly, any transaction relating to either your variable contract or retirement plan results in tax consequences at that level. Please refer to the tax discussion the in applicable account prospectus or your retirement plan documents for more information.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities and Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Portfolios engage, along with their associated risks. The additional strategies in this section are non-principal strategies except as otherwise noted. The Thrivent Allocation Portfolios may not invest in these other strategies or engage in these other practices except to the extent permitted by rule or order of the SEC.

Repurchase Agreements. Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities. Each Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Portfolios, except the Thrivent Money Market Portfolio, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-Backed and Asset-Backed Securities. Each of the Portfolios may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes

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in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise. (Mortgage-backed and asset-backed securities are principal strategies of Thrivent Mortgage Securities Portfolio, Thrivent Balanced Portfolio, Thrivent Income Portfolio, Thrivent Bond Index Portfolio, and Thrivent Limited Maturity Bond Portfolio.)

Zero Coupons. Each of the Portfolios may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Foreign Securities. Each of the Portfolios may invest in foreign securities. (Foreign securities are a principal strategy for Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio.) Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of the Portfolios except Thrivent Money Market Portfolio may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure. Each of the Portfolios may have some international exposure (including emerging markets) in their investments. (International exposure is principal strategy for Thrivent Partner Mid Cap Value Portfolio and Thrivent Partner International Stock Portfolio.) Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Portfolio shares.

Restricted and Illiquid Securities. Each of the Portfolios may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Portfolio’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending. Each of the Portfolios except Thrivent Money Market Portfolio may seek additional income by lending securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives. Each of the Portfolios except Thrivent Money Market Portfolio may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Foreign Currency Transactions. Thrivent Partner International Stock Portfolio may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Portfolio will generally not enter into a forward contract with a term greater than one year.

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Under unusual circumstances, the Portfolio may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the Portfolio’s investment program and the flexibility of the Portfolio to purchase additional securities. Although forward contracts will be used primarily to protect the Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.

There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

High-Yield Bonds. Each of the Portfolios except Thrivent Money Market Portfolio may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody’s. To the extent that a Portfolio invests in high-yield bonds, it takes on certain risks:

•	The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•	Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

High yield bonds are a principal strategy for Thrivent High Yield Portfolio, Thrivent High Yield Portfolio II and Thrivent Income Portfolio.

Government Bonds and Municipal Bonds. Each of the Portfolios may invest in government bonds and municipal bonds. As a result, a Portfolio’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Government bonds are a principal strategy for Thrivent Income Portfolio and Thrivent Limited Maturity Bond Portfolio.

Short-Term Trading. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Portfolio’s transaction costs.

The following Portfolios experienced Portfolio turnover rates during the past fiscal year greater than 100%. [Update]

Initial Public Offering. Each Portfolio may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Portfolio’s size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio’s reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities. There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody’s, or unrated but considered of equivalent quality by the Portfolio’s adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than the Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing. In response to market, economic, political, or other conditions, each Portfolio (other than the Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt instruments for temporary defensive purposes. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.

Unusual Opportunities. Each of the Portfolios may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Portfolio could lose money from such an investment.

Fund-of-Funds risk. The Thrivent Allocation Portfolios allocate their assets among certain of the other Portfolios (“Underlying Portfolios”). From time to time, one or more of the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Allocation Portfolios or other investors. These transactions may affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent Allocation Portfolios owns a substantial portion of any Underlying Portfolio. While it is impossible to predict the overall impact of these transactions over time, the performance of an Underlying Portfolio may be adversely affected if the Underlying Portfolio is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of

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taxable income if sales of securities resulted in gains. Because the Thrivent Allocation Portfolios may own substantial portions of some Underlying Portfolios, a redemption or reallocation by a Thrivent Allocation Portfolio away from an Underlying Portfolio could cause the Underlying Portfolio’s expenses to increase. As an investor in an Underlying Portfolio, a Thrivent Allocation Portfolio will bear its ratable share of the Underlying Portfolio’s expenses, in addition to the expenses of the Thrivent Allocation Portfolio with respect to the assets so invested.

Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios’ financial performance for the past five years or, if shorter, the period of the Portfolios’ operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by                                                               whose report, along with the Portfolios’ financial statements, are included in the Annual Report of the Fund for the fiscal year ended December 31, 2004, which is available upon request.

[will be provided in post-effective amendment]

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The Statement of Additional Information which is incorporated by reference into this Prospectus contains additional information about the Fund and its Portfolios. Additional information about the Portfolios’ investments is available in the annual and semiannual reports of the Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual reports, or the semiannual reports, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Portfolios (including the Statement of Additional Information) at the Public Reference Room of the SEC in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-551-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F St. N.E. Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603

STATEMENT OF ADDITIONAL INFORMATION

Dated                     , 2006

For

THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

800-THRIVENT (847-4836)

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Technology Portfolio

Thrivent Partner Small Cap Growth Portfolio

Thrivent Partner Small Cap Value Portfolio

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Partner Mid Cap Value Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner International Stock Portfolio

Thrivent Partner All Cap Portfolio

Thrivent Large Cap Growth Portfolio

Thrivent Large Cap Growth Portfolio II

Thrivent Partner Growth Stock Portfolio

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Real Estate Securities Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent High Yield Portfolio II

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Thrivent Series Fund, Inc. (the “Fund”) dated                         , 2006. The Report of Independent Registered Public Accounting Firm and financial statements included in the Annual Report for the Fund for the fiscal year ended December 31, 2005, is a separate report furnished with this Statement of Additional Information and is incorporated herein by reference. To receive a copy of the Prospectus or the Annual Report for the Fund, write to Thrivent Series Fund, Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

Page
HISTORY OF THE FUND	SAI-3

INVESTMENT POLICIES AND RESTRICTIONS	SAI-3

FUND MANAGEMENT	SAI-21

CONTROL PERSONS AND PURCHASES OF SECURITIES	SAI-31

INVESTMENT ADVISERS, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS	SAI-32

OTHER SERVICES	SAI-52

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS	SAI-54

CAPITAL STOCK	SAI-58

NET ASSET VALUE	SAI-59

TAX STATUS	SAI-62

DISTRIBUTIONS	SAI-62

DESCRIPTION OF DEBT RATINGS	SAI-63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	SAI-66

PROXY VOTING POLICIES	Appendix A

HISTORY OF THE FUND

The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), organized as a Minnesota corporation on February 24, 1986. Prior to May 1, 2004, the Fund was known as LB Series Fund, Inc. The Fund is made up of 31 separate series or “Portfolios”. Each Portfolio of the Fund, other than the Thrivent Allocation Portfolios, as defined below, is diversified. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various Portfolios may purchase the securities or engage in the transactions described below.

Thrivent Allocation Portfolios

Each of the Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio and Thrivent Moderately Conservative Allocation Portfolio (each, a “Thrivent Allocation Portfolio” and collectively, the “Thrivent Allocation Portfolios”) is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in other series of the Fund. Currently, as required by Section 12(b)(1)(G) of the 1940 Act, each Thrivent Allocation Portfolio may only invest in other affiliated mutual funds, as well as Government Securities and Short-Term Paper (as such terms are defined in the 1940 Act), and must meet certain other conditions. The Thrivent Allocation Portfolios will also invest in other securities as and to the extent permitted by the 1940 Act or rule or order of the Securities and Exchange Commission (“SEC”). As of the date of this SAI, the SEC has proposed but not yet adopted rules that would give funds of funds greater flexibility in the types of investments they can make. If the rules are adopted as proposed, the Thrivent Allocation Portfolios may be able to invest in other investment companies that are unaffiliated with the Fund (to a limited extent) and in other securities such as stocks, bonds and other types of investments.

None of the Thrivent Allocation Portfolios is “diversified” within the meaning of the 1940 Act because it intends to invest primarily in shares of other series of the Fund. A mutual fund is diversified if at least 75% of the value of its total assets is represented by Government Securities (as defined in the 1940 Act), cash and cash items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.

Other Securities

The Thrivent Technology Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Balanced Portfolio and, to the extent permitted by the 1940 Act or rule or order of the SEC, Thrivent Allocation Portfolios may each invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

The Thrivent Technology Portfolio, Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner Mid Cap Value Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, and Thrivent Real Estate Portfolio will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below “Baa”, as rated by Moody’s Investors Service, Inc. (“Moody’s”), or below “BBB”, as rated by Standard & Poor’s Corporation (“S&P”). For a description of Moody’s and S&P’s ratings, see “Description of Debt Ratings”. Securities rated below investment grade (sometimes referred to as “high yield” or “junk bonds”) are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.

Thrivent High Yield Portfolio, Thrivent High Yield Portfolio II, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio and Thrivent Mortgage Securities Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

Bank Instruments

Thrivent Money Market Portfolio may invest in bank instruments including, but not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements

Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by Thrivent Financial for Lutherans (“Thrivent Financial”) or a subadviser to be creditworthy.

Restricted Securities

The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Directors. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Portfolios will invest more than 15% of its net assets in illiquid securities (10% in the case of the Thrivent Money Market Portfolio).

Reverse Repurchase Agreements

Each Portfolio also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time.

The Portfolio will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Portfolio in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Portfolio’s records at the trade date and maintained until the transaction is settled.

When-Issued and Delayed Delivery Transactions

Each Portfolio may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Portfolio will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Portfolios may enter into dollar roll transactions with respect to mortgage securities in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs or higher taxes for the Portfolios, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The Portfolios may invest in mortgage-backed securities, including CMOs and multi-class pass-through securities. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”

A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund’s portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities

The Portfolios may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Portfolios may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The extent to which the Portfolios can purchase these securities is subject to Rule 2a-7 under the 1940 Act. These notes are normally not traded, and there is no secondary market for the notes. However, a Portfolio may demand payment of the principal for such Portfolio at any time. The Portfolios’ purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might not be able to dispose of the note due to the absence of a secondary market. A Portfolio might suffer a loss to the extent of the default. The Portfolios only invest in variable rate master demand notes when they deem them to involve minimal credit risk.

Lending Securities (All Portfolios Except the Thrivent Money Market Portfolio)

Consistent with applicable regulatory requirements, each Portfolio may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Portfolio, Thrivent Financial will take into account the investment objective and principal strategies of the Portfolio. For the period during which the securities are on loan, the lending Portfolio will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any thereof. However, this risk may be minimized by carefully selecting of borrowers and securities to be lent and by monitoring collateral.

No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Put and Call Options (All Portfolios Except the Thrivent Money Market Portfolio)

As described below, each Portfolio except the Thrivent Money Market Portfolio may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” we hold the security underlying the option or the right to obtain it at no additional cost. If the option is not covered, the Portfolio will earmark liquid securities as collateral. When a Portfolio sells put options, the collateral must be equal to the purchase obligation of the Portfolio, less any amount maintained as margin. When a Portfolio sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling (“Writing”) Covered Call Options: The Portfolios may from time to time sell (“write”) covered call options on any portion of their investments as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (“strike”) price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options: The Portfolios may from time to time sell (“write”) covered put options if the put option is part of a combined position (see “Combined Position Option” below). As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined (“strike”) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security. The Portfolio will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.

Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their investments. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (“strike”) price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: As part of its options transactions, the Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined Position Options: The Portfolios may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolios may engage in “straddle” and “spread” transactions. A straddle is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A spread is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Portfolio will depend on Thrivent Financial’s or the subadviser’s perception of anticipated market movements.

Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser’s or subadviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this Statement of Additional Information entitled, “Risks of Transactions in Options and Futures”.

Options written or purchased by a Portfolio in negotiated transactions are illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.

Closing Transactions: The Portfolios may dispose of options that they have written by entering into “closing purchase transactions”. Those Portfolios may dispose of options that they have purchased by entering into “closing sale transactions”. A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received. The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures (All Portfolios Except Thrivent Money Market Portfolio)

Selling Futures Contracts: The Portfolios may sell financial futures contracts (“futures contracts”) as a hedge against adverse movements in the prices of securities in those Portfolios. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.

Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker that are called “margin” by commodities exchanges and brokers.

The payment of “margin” in these transactions is different than purchasing securities “on margin”. In purchasing securities “on margin” an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of “margin” involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a “good faith deposit” by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay “variation margin” equal to the daily change in the value of the position held by the Portfolio.

Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Portfolios may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Portfolio intends to purchase. A Portfolio would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Portfolio intends to purchase.

Options on Futures Contracts: The Portfolios may also sell (“write”) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Portfolio intends to purchase.

Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.

Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Portfolio will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Portfolio’s existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Portfolio’s total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

In addition, the Thrivent Partner All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio’s total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Hybrid Investments (All Portfolios Except the Thrivent Money Market Portfolio)

As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high risk derivative) that have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counter party to the transaction would be a risk factor that the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Financial or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Financial’s or a Portfolio’s subadviser’s accuracy in predicting the future changes in interest rate levels and securities price movements.

A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box (All Portfolios Except Thrivent Money Market Portfolio)

The Portfolios may effect short sales, but only if such transactions are short sale transactions known as short sales “against the box”. A short sale is a transaction in which a Portfolio sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Portfolio owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss. The Portfolios will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency Warrants. Foreign currency warrants are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark.

The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio’s use of such contracts would include, but not be limited to, the following:

(1)	When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

(2)	When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Portfolio’s securities denominated in such foreign currency.

(3)	Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.

(4)	The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(5)	Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Financial and the subadvisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio’s investment objective and program. However, a Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio’s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If a Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Portfolio’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each Portfolio may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses that would result in the Fund paying its proportionate share. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs) (All Portfolios Except the Thrivent Money Market Portfolio)

ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Portfolio could purchase shares in an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Passive Foreign Investment Companies (All Portfolios Except the Thrivent Money Market Portfolio)

Each Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments. In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures relating to disclosure of the Portfolios’ securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Portfolios or useful to the Portfolios’ shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Portfolios do not provide or permit others to provide information about a Portfolio’s holdings on a selective basis.

The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.Thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Portfolio, the market value of the Portfolio’s holdings, and the percentage of the Portfolio’s assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Financial may distribute or authorize the distribution of information about a Portfolio’s holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Portfolio. Thrivent Financial may also distribute or authorize distribution of information about a Portfolio’s holdings that is not publicly available to the Portfolio’s service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, including, without limitation, the custodian, fund accountant, auditor, proxy voting service provider, pricing service, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Portfolios by rating agencies. In addition, the Portfolio may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants advising qualified plans or the Adviser. A Portfolio may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Portfolio with potential transactions and management of the Portfolio.

Information may be disclosed with any frequency and any time lag, as appropriate. Thrivent Financial does not expect to disclose information about a Portfolio’s holdings that is not publicly available to the Portfolio’s individual or institutional investors or to intermediaries that distribute the Portfolio’s shares.

Before any non-public disclosure of information about a Portfolio’s holdings is permitted, however, the Trust’s Chief Compliance Officer or a designated attorney in Thrivent Financial’s Securities Law Department must determine that the Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio’s shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Under no circumstances may the Fund, Thrivent Financial or their affiliates receive any consideration or compensation for disclosing the information.

In accordance with these policies and procedures, the Portfolios have ongoing arrangements to provide the Portfolios’ portfolio holding information to State Street Bank and Trust Company (custodian and securities lending agent) at the end of each day, to Lipper, Bloomberg, Vickers Stock Research Corporation, Thompson Financial, Standards & Poors and the Portfolios’ subadvisers (limited to the portion of the portfolios managed by the subadviser) on a monthly basis one day after the end of the month, to Morningstar, Inc. on a monthly basis 60 days after the end of the month, and to Callan Associates on a quarterly basis one day after the end of the quarter.

As part of the annual review of the compliance policies and procedures of the Portfolios, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.

Investment Limitations

The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions:

1.	None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio’s total assets immediately after the time of such borrowing.

2.	None of the Portfolios may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.

3.

None of the Portfolios will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio. This restriction does not apply to the Thrivent Allocation Portfolios, which are “non-diversified” within the meaning of the 1940 Act.

4.	None of the Portfolios will buy or sell real estate, except that any Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

5.	None of the Portfolios may purchase or sell commodities or commodity contracts, except that any Portfolio may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.	None of the Portfolios may make loans, except that any Portfolio may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.	None of the Portfolios will underwrite the securities of other issuers, except where the Portfolio may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Portfolio may make pursuant to its fundamental investment restriction on lending.

8.	None of the Portfolios will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the 1940 Act). In addition, with respect to the Thrivent Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks. This restriction does not apply to the Thrivent Allocation Portfolios, which primarily invest in other Portfolios of the Fund that could be considered to be in the same industry.

The following nonfundamental investment restrictions may be changed without shareholder approval. Under this restriction:

1.	None of the Portfolios will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Portfolio’s total assets are outstanding. The Portfolios intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.	The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Portfolio’s total assets.

3.	None of the Portfolios currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.	The fundamental investment restriction with respect to 75% of a Fund’s total assets will not invest in repurchase agreements that are collateralized by other investment companies.

The Fund has applied for an exemptive order from the SEC that would allow the Portfolios to engage in an interfund lending program. In an interfund lending arrangement, the Portfolios directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Portfolios to borrow at a lower interest rate than banks offer, allows lending Portfolios to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in “self-dealing,” i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Portfolios’ interfund lending arrangement is designed to ensure that each Portfolio has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Each of the Portfolios, other than the Thrivent Allocation Portfolios, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. This policy is required as a condition for the ability of the Thrivent Allocation Portfolios to invest in other Portfolios of the Fund.

FUND MANAGEMENT

The Funds’ Directors and Officers

The Board of Directors is responsible for the management and supervision of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of 31 series of the Fund and also serves as:

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 30 series, which offers Class A, Class B, and Institutional Class shares

•	Trustee of Thrivent Financial Securities Lending Trust, a registered investment company consisting of one Portfolio that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

The following tables provide information about the Directors and officers of the Fund.

INTERESTED DIRECTOR(1)

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 50	President since 2002 and Director since February 2004	Executive Vice President, Marketing and Products, Thrivent Financial, since 2002; Senior Vice President, Products, American Express Financial Advisors from 2000 to 2001; Vice President, Variable Assets, American Express Financial Advisors from 1996 to 2000	62	Lutheran World Relief; Minnesota Public Radio

INDEPENDENT DIRECTORS(3)

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 66	Director since February 2004	President, Carthage College	62	Director, National Association of Independent Colleges and Universities; Director, Johnson Family of Mutual Funds, Inc., an investment company consisting of four portfolios; Director, Kenosha Hospital and Medical Center; Director, Prairie School Board; Director, United Health Systems

Name, Address and Age	Position with the Fund and Length of Service(2)	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Herbert F. Eggerding, Jr. 625 Fourth Avenue South Minneapolis, MN Age 68	Director since May 1990	Management consultant to several privately owned companies	62	None

Noel K. Estenson 625 Fourth Avenue South Minneapolis, MN Age 67	Director since June 1997	Retired; previously President and Chief Executive Officer, CenexHarvestStates (farm supply and marketing and food business)	62	None

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 62	Director since February 2004	Retired; previously Vice President, Public Agricultural Economist, Conagra, Inc. (agribusiness)	62	Director, International Marketing Association

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 62	Director since November 2004	President, National Legal Center for the Public Interest, since 2004; General Counsel, U.S. Department of Housing and Urban Development, 2001-2004; Partner, Baker & Hosteller, 1986-2001.	62	Director, The Washington Hospital Center

Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 66	Director since October, 1993	Retired	62	Director, Norstan, Inc.

Edward W. Smeds 625 Fourth Avenue South Minneapolis, MN Age 70	Director and Chairperson since February 2004	Retired	62	Chairman, Carthage College

OFFICERS

Name, Address and Age	Position with Trust and Length of Service(2)	Principal Occupation During the Past 5 Years
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 50	President since 2002	Executive Vice President, Marketing and Products, Thrivent Financial since 2002; Senior Vice President, Products, American Express Financial Advisors from 2000 to 2001; Vice President, Variable Assets, American Express Financial Advisors from 1996 to 2000

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 50	Secretary and Chief Legal Officer since 2005	Vice President, Office of the General Counsel, Thrivent Financial for Lutherans since 2005; Senior Securities Counsel, Allianz Life Insurance Company from January 2005 to August 2005; Vice President and Chief Legal Officer, Woodbury Financial Services, Inc. from September 2003 to January 2005; Vice President and Group Counsel, Corporate Practice Group, American Express Financial Advisors, Inc. from 2001 to 2003

Name, Address and Age	Position with Trust and Length of Service(2)	Principal Occupation During the Past 5 Years
Katie S. Kloster 625 Fourth Avenue South Minneapolis, MN Age 41	Vice President and Chief Compliance Officer since 2004	Vice President and Rule 38a-1 Chief Compliance Officer since 2004 previously Vice President and Comptroller of Thrivent Financial

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 38	Treasurer and Principal Financial Officer since 2005	Head of Mutual Fund Accounting, Thrivent Financial, since 2005; Director, Fund Accounting Administration, Thrivent Financial from 2002 to 2005; Manager—Portfolio Compliance, Lutheran Brotherhood from 2001 to 2002; Manager—Fund Accounting, Minnesota Life from 2000 to 2001

Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 48	Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2004; Managing Director, Colonnade Advisors LLC from 2001 to 2003, President and Chief Investment Officer of PPM America from 1999 to 2000

Nikki L. Sorum 625 Fourth Avenue South Minneapolis, MN Age 44	Vice President since 2004	Senior Vice President, Business Development, Thrivent Financial since 2002; previously Senior Vice President, RBC Dain Rauscher

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 41	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004; Manager of Portfolio Reporting, Thrivent Financial from 2003 to 2004; Independent Consultant from 2001 to 2003; Vice President, Director of Technology, Investment Advisers, Inc. from 1999 to 2000; Vice President, Investment Systems & Services, Investment Advisers, Inc. from 1997 to 1999

Marnie L. Loomans-Thuecks 4321 North Ballard Road Appleton, WI Age 42	Vice President since 2004	Vice President, Customer Interaction Department, Thrivent Financial

Thomas R Mischka 4321 North Ballard Road Appleton, WI Age 46	Vice President and Anti-Money Laundering Officer since 2005	Vice President of Divisional Support Services, Thrivent Financial

Kenneth L. Kirchner 4321 North Ballard Road Appleton, WI Age 39	Assistant Vice President and Assistant Secretary since 2004	Director, Transfer Agency Operations, Thrivent Financial

Sandra A. Diedrick 4321 North Ballard Road Appleton, WI Age 54	Assistant Vice President and Assistant Secretary since 2004	Director, Interaction Center, Thrivent Financial

David R. Spangler 625 Fourth Avenue South Minneapolis, MN Age 39	Assistant Vice President since 2004	Director, Investment Product Management, Thrivent Financial since 2002; Vice President—Product Development, Wells Fargo Bank-Funds Management Group, from 2000 to 2002; Analyst, MCSI, Inc., in 2000

Name, Address and Age	Position with Trust and Length of Service(2)	Principal Occupation During the Past 5 Years
Marlene J. Nogle 625 Fourth Avenue South Minneapolis, MN Age 58	Assistant Secretary since 2003	Senior Counsel, Thrivent Financial

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 36	Assistant Treasurer since 1999	Director, Fund Accounting Operations, Thrivent Financial

(1)	“Interested person” of the Fund as defined in the 1940 Act by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.
(2)	Each Director serves an indefinite term until her or his successor is duly elected and qualified. The bylaws of the Fund provide that each Director must retire at the end of the year in which the Director attains age 70. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Directors other than Ms. Moret are not “interested persons” of the Fund and are referred to as “Independent Directors.”

Committees of the Board of Directors

Each Independent Director serves as a member of each Committee. The responsibilities of the Committees are described below.

Audit and Compliance Committee. (Ms. Levi serves as Chair.) The 1940 Act requires that a fund’s independent auditors be selected by a majority of those Directors who are Independent Directors. The Audit Committee is responsible for approving the engagement or retention of the Fund’s independent accountants, reviewing with the independent accountants the plan and the results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, approving audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the system of internal accounting control, and overseeing the legal and regulatory compliance matters of the Funds. The Audit Committee of the Board of Directors held four meetings during the fiscal year ended December 31, 2005.

Contracts Committee. (Mr. Eggerding serves as Chair.) The Contracts Committee assists the Board of Directors in fulfilling its duties to review and approve contracts between the Fund and other entities, including entering into new contracts and renewing existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board of Directors deems necessary or appropriate for the continuation of operations of each Fund. The Contracts Committee held six meetings during the fiscal year ended December 31, 2005.

Governance Committee. (Mr. Estenson serves as the Chair.) The Governance Committee assists the Board of Directors in fulfilling its duties with respect to the governance of the Fund, including recommendations regarding evaluation of the Board of Directors, compensation of the Directors and composition of the committees and the Board’s membership. The Governance Committee makes recommendations regarding nominations for Directors and will consider nominees suggested by shareholders and sent to the attention of the President of the Fund. The Governance Committee held three meetings during the fiscal year ended December 31, 2005.

Beneficial Interest in the Fund by Trustees

The following tables provide information as of December 31, 2005 regarding the dollar range of beneficial ownership by each Director in each series of the Fund. In addition, the amount shown in the last column reflects the aggregate amount of each Director’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Director.

INTERESTED DIRECTORS

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Pamela J. Moret	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

INDEPENDENT DIRECTORS
Name of Director	Dollar Range of Beneficial Ownership in the Portfolio	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
F. Gregory Campbell	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Investment Company Complex
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Herbert F. Eggerding, Jr.	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Investment Company Complex
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Noel K. Estenson	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Richard L. Gady	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Investment Company Complex
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Richard A. Hauser	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Connie M. Levi	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio

Name of Director	Dollar Range of Beneficial Ownership in the Portfolio	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Investment Company Complex
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Edward W. Smeds	Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Compensation of Directors and Officers

The Fund makes no payments to any of its officers for services performed for the Fund. The Independent Directors are paid an annual compensation of $             to attend meetings of the Board of Directors of the Fund, the Board of Trustees of Thrivent Mutual Funds, and the Board of Trustees of Thrivent Financial Securities Lending Trust. The Chairman and the “lead” Director are compensated an additional $10,000 per year for each such position. Independent Directors are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors of the Fund. The Directors receive no pension or retirement benefits in connection with their service to the Fund.

The following tables provide the amounts of compensation paid to the Directors either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended December 31, 2005:

Name and Position Of Person	Aggregate Compensation From Fund	Estimated Annual Benefits Upon Retirement	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation Paid by Fund and Fund Complex(1)
Pamela J. Moret(2) Chairman and Director	$0			$0

F. Gregory Campbell Director	26,841			72,500

Herbert F. Eggerding, Jr. Director	41,417			78,750

Noel K. Estenson Director	38,300			72,500

Richard L. Gady Director	26,841			72,500

Richard A. Hauser Director	5,388			11,400

Connie M. Levi Director	38,300			72,500

Edward W. Smeds Director	29,364			78,125

(1)	The “Fund Complex” includes the 31 series of the Fund, 30 series of Thrivent Mutual Funds, and Thrivent Financial Securities Lending Trust.
(2)	Interested person” of the Fund as defined in the 1940 Act.

Code of Ethics

The Fund, Thrivent Financial and the subadvisers have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the codes of ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of their respective code of ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Fund has adopted the proxy voting policies of Thrivent Financial and Thrivent Investment Management Inc. Those policies, and the proxy voting policies of the subadvisers, are included in Appendix A. You may request a free copy of the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-947-4836. You also may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the Thrivent Financial web site (www.thrivent.com) or the SEC web site (www.sec.gov).

CONTROL PERSONS AND PURCHASES OF SECURITIES

Shares in the Fund are sold only to:

•	Separate accounts (the “Accounts”) of Thrivent Financial and Thrivent Life Insurance Company (“Thrivent Life”), a subsidiary of Thrivent Financial, which are used to fund benefits under various variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent Financial and Thrivent Life;

•	Other Portfolios of the Fund; and

•	Retirement plans sponsored by Thrivent Financial.

The Trustees of the retirement plans and the Secretary of the Fund will vote shares owned by the retirement plans and the Fund. The voting rights of variable contract owners, and limitations on those rights, are explained in separate prospectuses relating to such variable contracts. Thrivent Financial and Thrivent Life will vote shares attributable to variable contracts in accordance to the voting instructions of the variable contract owners. Any shares of a Portfolio attributable to a variable contract for which no timely voting instructions are received will be voted by Thrivent Financial or Thrivent Life in proportion to voting instructions that are received with respect to all variable contracts participating in the Portfolio. Thrivent Financial and Thrivent Life are located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

As of March 31, 2005, the Directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of any Portfolio.

Material Transactions with Independent Trustees

No Independent Director of the Fund or any immediate family member of an Independent Director has had, during the two most recently completed calendar years, a direct or indirect interest in the investment advisor, the principal underwriter, or a subadviser for the Portfolios, or in any person directly or indirectly controlling, controlled by or under common control with the investment advisor, the principal underwriter, or a subadvisor for the Portfolios exceeding $60,000. In addition, no Independent Director of the Fund or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $60,000 and to which one of the parties was the Fund, an officer of the Fund, an investment company or an officer of any investment company having the investment advisor or a subadvisor for the Portfolios as its investment adviser or principal underwriter or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by or under common control with the investment advisor or a subadvisor of the Portfolios (an “Associated Person”). No Independent Director of the Fund or a member of the immediate family of an Independent Director of the Fund or a member of the immediate family of an Independent Director has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $60,000 and which involved: payment for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.

INVESTMENT ADVISERS, INVESTMENT SUBADVISERS, AND PORTFOLIO MANAGERS

Investment Adviser

The Fund’s investment adviser, Thrivent Financial, was founded in 1902 under the laws of Wisconsin, and is a fraternal benefit society owned by and operated for its members. The officers and directors of Thrivent Financial who are affiliated with the Fund are set forth below under “Affiliated Persons”. Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Investment decisions for each of the Portfolios (except Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio) are made by Thrivent Financial, subject to the overall direction of the Board of Directors. Thrivent Financial also provides investment research and supervision of each of the Portfolios’ investments (except Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, and Thrivent Partner Growth Stock Portfolio) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.

Thrivent Financial Portfolio Managers

Other Accounts Managed by the Thrivent Financial Portfolio Managers

The following table provides information relating to other accounts managed by the Thrivent Financial portfolio managers as of December 31, 2005:

The following table provides information relating to accounts managed by each portfolio manager as of December 31, 2005:

	Other Registered Investment Companies		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed	Thrivent Series Fund, Inc. portfolios Managed by Portfolio Manager
Russell W. Swansen	0	$0	0	$0	Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Conservative Allocation Portfolio

David C. Francis	0	$0	0	$0	Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Conservative Allocation Portfolio

	Other Registered Investment Companies		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed	Thrivent Series Fund, Inc. portfolios Managed by Portfolio Manager

Mark L. Simenstad	0	$0	0	$0	Thrivent Aggressive Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Conservative Allocation Portfolio
James A. Grossman	2	$110,301,331	0	$0	Thrivent Technology Portfolio

Michael C. Marzolf	2	$110,301,331	0	$0	Thrivent Technology Portfolio

Christopher J. Serra	2	$694,429,702	2	$107,985,840	Thrivent Small Cap Stock Portfolio

Kevin R. Brimmer	9	$2,155,748,116	0	$0	Thrivent Large Cap Index Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Balanced Portfolio

Brian L. Thorkelson	3	$1,151,837,151	0	$0	Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II

Andrea J. Thomas	3	$1,151,837,151	0	$0	Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II

Brian J. Flanagan	2	$1,053,796,530	0	$0	Thrivent Mid Cap Stock Portfolio

John E. Hintz	2	$1,053,796,530	0	$0	Thrivent Mid Cap Stock Portfolio

Scott A. Vergin	3	$2,613,586,660	3	$213,552,905	Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio II

Matthew D. Finn	2	$709,091,585	4	$185,032,091	Thrivent Large Cap Value Portfolio

Frederick L. Plautz	2	$4,317,611,387	2	$170,101,652	Thrivent Large Cap Stock Portfolio

Reginald L. Pfeifer	1	$174,663,879	2	$252,524,940	Thrivent Real Estate Securities Portfolio

Paul J. Ocenasek	4	$1,785,230,680	0	$0	Thrivent High Yield Portfolio, Thrivent High Yield Portfolio II

	Other Registered Investment Companies		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed	Thrivent Series Fund, Inc. portfolios Managed by Portfolio Manager
Michael G. Landreville	8	$3,142,160,695	1	$31,460,188	Thrivent Balanced Portfolio, Thrivent Bond Index Portfolio, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio

Alan D. Onstad	7	$2,703,439,457	1	$150,809,045	Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio

Gregory R. Anderson	6	$2,618,245,450	1	$6,770,933,132	Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio, Thrivent Mortgage Securities Portfolio

Scott A. Lalim	1	$57,364,908	2	$3,701,628,280	Thrivent Mortgage Securities Portfolio

William D. Stouten	3	$5,387,287,699	3	$1,865,261,288	Thrivent Money Market Portfolio

None of the Thrivent Financial portfolio managers manage assets in pooled investment vehicles, and none of the accounts identified above have an investment advisory fee that is based on the performance of the account.

Compensation

Each portfolio manager of Thrivent Financial is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent Financial. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment based largely on the relative pre-tax performance of the portfolio or portfolios assigned to the individual measured for one- and three-year periods against the median performance of other funds in the same peer groups, as classified by Lipper, Inc. or an index constructed with comparable criteria. Part of the annual bonus is also based on objective individual goals or on corporate goals. Some portfolio managers also participate in Thrivent Financial’s long-term incentive plan, which provides for an additional variable payment based on the extent to which Thrivent Financial met corporate goals related to the value of new business during the previous three-year period.

Conflicts of Interest

Portfolio managers at Thrivent Financial typically manage multiple accounts. These accounts may include, among others, mutual funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts). The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Financial seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, Thrivent Financial has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Ownership in the Portfolios

The following table provides information, as of January 31, 2005, on the dollar range of beneficial ownership by each portfolio manager for the Portfolio he or she manages:

Portfolio Manager	Thrivent Series Fund Inc. portfolio included in the Registered Investment Companies under management	Ownership
James A. Grossman	Thrivent Technology Portfolio	$0 - $10,0000

Michael C. Marzolf	Thrivent Technology Portfolio	$0

Christopher J. Serra	Thrivent Small Cap Stock Portfolio	$50,001 - $100,000

Kevin R. Brimmer	Thrivent Large Cap Index Portfolio Thrivent Mid Cap Index Portfolio Thrivent Small Cap Index Portfolio Thrivent Balanced Portfolio	$0 $0 $10,001 - $50,000 $0

Brian L. Thorkelson	Thrivent Mid Cap Growth Portfolio Thrivent Mid Cap Growth Portfolio II	$50,001 - $100,000 $0

Andrea J. Thomas	Thrivent Mid Cap Growth Portfolio Thrivent Mid Cap Growth Portfolio II	$50,001- $100,000 $0

Brian J. Flanagan	Thrivent Mid Cap Stock Portfolio	$0

John E. Hintz	Thrivent Mid Cap Stock Portfolio	$0

Scott A. Vergin	Thrivent Large Cap Growth Portfolio Thrivent Large Cap Growth Portfolio II	$0 $0

Matthew D. Finn	Thrivent Large Cap Value Portfolio	$0

Frederick L. Plautz	Thrivent Large Cap Stock Portfolio	$0

Reginald L. Pfeifer	Thrivent Real Estate Securities Portfolio	$0

Paul J. Ocenasek	Thrivent High Yield Portfolio Thrivent High Yield Portfolio II	$0 $50,001 - $100,000

Michael G. Landreville	Thrivent Balanced Portfolio Thrivent Bond Index Portfolio Thrivent Income Portfolio Thrivent Limited Maturity Bond Portfolio	$0 $0 $0 $0

Alan D. Onstad	Thrivent Income Portfolio Thrivent Limited Maturity Bond Portfolio	$0 $50,001-$100,000

Gregory R. Anderson	Thrivent Mortgage Securities Portfolio	$0

Scott A. Lalim	Thrivent Mortgage Securities Portfolio	$0

William D. Stouten	Thrivent Money Market Portfolio	$0

Investment Subadvisers

Thrivent Financial has engaged the following subadvisers for Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Partner International Stock Portfolio, and Thrivent Partner Growth Stock Portfolio. Investment decisions for those Funds are made by the subadvisers, subject to the overall direction of the Board of Directors and Thrivent Financial.

Thrivent Partner Small Cap Growth Portfolio

Investment decisions for the Thrivent Partner Small Cap Growth Portfolio are made by Turner Investment Partners, Inc. (“Turner”) and Transamerica Investment Management LLC (“Transamerica”).

Turner was founded in 1990 and is organized as a Pennsylvania corporation. Robert E. Turner (Chairman and Chief Investment Officer of Turner) may be deemed to be a controlling person of Turner under the 1940 Act. As of December 31, 2005, Turner managed approximately $18.3 billion in assets including separate accounts and mutual funds. Turner is located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.

Transamerica was organized as a limited liability company under the laws of the state of Delaware in 2000. The founding member of the limited liability company, Transamerica Investment Services, Inc., is an investment adviser that has been providing investment advisory services to investment companies since 1968, and may be deemed to be controlling persons of Transamerica under the 1940 Act. As of December 31, 2005, Transamerica managed approximately $19.7 billion in assets including separate accounts and mutual funds. Transamerica is located at 1111 Santa Monica Blvd., Suite 820, Los Angeles, California 90025.

Turner Portfolio Managers

Other Accounts Managed by the Turner Portfolio Managers

The following table provides information relating to other accounts managed by the Turner portfolio managers as of December 31, 2005:

Name of Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
William C. McVail (Lead Manager)	Registered Investment Companies:	15	3.3 bil	0	0
	Other Pooled Investment Vehicles:	17	228 mil	1	13 mil
	Other Accounts:	65	3.7 bil	3	174 mil

Christopher K. McHugh (Co-Manager)	Registered Investment Companies:	17	3.6 bil	1	741 mil
	Other Pooled Investment Vehicles:	29	527 mil	1	13 mil
	Other Accounts:	73	4.5 bil	3	174 mil

Frank Sustersic (Co-Manager)	Registered Investment Companies:	6	1 bil	1	65 mil
	Other Pooled Investment Vehicles:	7	21 mil	1	13 mil
	Other Accounts:	44	2.1 bil	2	155 mil

Jason Schrotberger (Co-Manager)	Registered Investment Companies:	5	463 mil	0	0
	Other Pooled Investment Vehicles:	11	161 mil	1	13 mil
	Other Accounts:	34	1.7 bil	2	155 mil

Compensation

Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, and the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Conflicts of Interest

As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Portfolio where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, to the voting of proxies, employee personal securities trading, related to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Ownership in the Portfolio

None of the Turner portfolio managers own shares of the subadvised Portfolio.

Transamerica Portfolio Managers

Other Accounts Managed by Transamerica Portfolio Managers

The following table provides information regarding other accounts managed by the Transamerica portfolio management team consisting of Gregory S Weirick and Josh D. Sashkan, as of December 31, 2005.

Name Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Gregory S. Weirick	Registered Investment Companies:	2	122.4 mil	0	$0
	Other Pooled Investment Vehicles:	2	83.9 mil	0	$0
	Other Accounts:	63	1,374.8 mil	1	$1.3 mil

Josh D. Sashkan	Registered Investment Companies:	5	392.8 mil	0	$0
	Other Pooled Investment Vehicles:	2	67.4 mil	0	$0
	Other Accounts:	64	722.8 mil	0	$0

Methods of Compensation

Portfolio Manager compensation is a combination of base salary, bonus incentive and profit sharing. Base salaries are reviewed and adjusted annually based on additional duties and experience. For purposes of determining the level of incentive compensation potential; track records (pre-tax) are based on full years of portfolio management for TIM. Therefore, for example, should an eligible participant hold a one and a half year track record, the eligible incentive compensation would be based on the manager’s one year relative ranking. There are two weighted components taken into consideration for determining maximum incentive compensation amounts. These total 100% and consist of an objective and subjective component as further described below:

•	80% Objective – portfolio performance based calculation; based upon relative rankings of track record and return formula criteria. A portion of the objective component is necessarily subjective taking such items as co/multi-management responsibilities; portfolio performance upon assignment; length of time managing portfolio, customized client benchmarks, etc. into account in determining the Portfolio Manager’s relative ranking. Senior management, at its discretion, determines the criteria to be used for evaluating how the rankings are determined for each Portfolio Manager under this objective component.

•	20% Subjective – based upon additional contributions to the firm as a whole and consistent with responsibilities identified on position description as updated on an annual basis, for example, general research contribution, behavioral competencies (e.g. team contributions; decision making capabilities; work ethic) quality of investment ideas, managerial duties outside of core responsibility, as determined by Senior Management.

The method used to determine the compensation for a Portfolio manager is the same for all accounts managed by that Portfolio manager, including the Portfolio.

Conflicts of Interest

At Transamerica, individual Portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the Fund, Transamerica manages separate accounts for institutions and individuals. Transamerica manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Investment Policy Committee. Transamerica has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

Ownership of Securities

None of the Transamerica portfolio managers owns shares of the subadvised Fund.

Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio

Investment decisions for Thrivent Partner Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio are made by T. Rowe Price Associates, Inc. (“T. Rowe Price”) which Thrivent Financial has engaged as investment subadviser for the Portfolios. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price has over 68 years of investment management experience and approximately $269.5 billion total assets under management as of December 31, 2005.

T. Rowe Price Portfolio Managers

Thrivent Partner Small Cap Value Portfolio is managed by an Investment Advisory Committee chaired by Preston G. Athey. Thrivent Partner Growth Stock Portfolio is also managed by an Investment Advisory Committee chaired by Mr. Athey.

Other Accounts Managed by Mr. Athey.

The following table provides information relating to other accounts managed by Mr. Athey.

	Number of Accounts	TOTAL Assets
• registered investment companies:	6	$6,849.7 million
• other pooled investment vehicles:	2	$37.9 million
• other accounts:	9	$838.5 million

None of the accounts listed above have performance-based fees.

Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P 500) and an applicable Lipper index (ex. Small-Cap Core Funds), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Conflicts of Interest

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

Ownership in the Portfolios

Mr. Athey does not own shares of the subadvised Portfolios.

Thrivent Partner Mid Cap Value Portfolio

Investment decisions for Thrivent Partner Mid Cap Value Portfolio are made by Goldman Sachs Asset Management, L.P. (“GSAM”) which Thrivent Financial has engaged as investment subadviser for the Portfolio. GSAM, located at 1 New York Plaza, 37th Floor, New York, New York 10004, has been in the investment advisory business since 1990, and, as of December 31, 2005, managed approximately $         billion in assets including separate accounts and mutual funds. GSAM uses its U.S. Value Team (“Value Team”) to manage the day-to-day responsibilities of the Portfolio.

GSAM Portfolio Managers

Other Accounts Managed by the GSAM Portfolio Managers

The following table provides information relating to other accounts managed by the members of the Value Team as of October 31, 2005.

Name of Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Eileen Rominger	Registered Investment Companies:	22	12.8 bil	0	0
	Other Pooled Investment Vehicles:	2	64 mil	2	164 mil
	Other Accounts:	301	6.2 bil	2	220 mil

Dolores Bamford	Registered Investment Companies:	22	12.8 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	301	6.2 bil	2	20 mil

Lisa Parisi	Registered Investment Companies:	22	12.8 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	301	6.2 bil	2	220 mil

Sean Gallagher	Registered Investment Companies:	17	9.7 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	276	5.5 bil	1	108 mil

Name of Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance

Edward Perkin	Registered Investment Companies:	22	12.8 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	301	6.2 bil	2	220 mil

Sally Pope Davis	Registered Investment Companies:	17	9.7 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	276	5.5 bil	1	108 mil

Andrew Braun	Registered Investment Companies:	17	9.7 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	276	5.5 bil	1	108 mil

Scott Carroll	Registered Investment Companies:	22	12.8 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	301	6.2 bil	2	220 mil

David Berdon	Registered Investment Companies:	22	12.8 bil	0	0
	Other Pooled Investment Vehicles:	2	164 mil	2	164 mil
	Other Accounts:	301	6.2 bil	2	220 mil

Compensation

The compensation package for the Value Team portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each Fund manager’s individual performance and his or her contribution to overall team performance. Fund Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

The performance bonus is significantly influenced by 3 Year period of investment performance. The following criteria are considered:

•	Individual performance (relative, absolute)

•	Team Performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives

•	Achievement of top rankings (relative and competitive)

The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell Mid Cap Value Index. As mentioned above, performance is measured on a 3 Year basis.

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Conflicts of Interest

GSAM’s portfolio managers are often responsible for managing one or more Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Ownership in the Portfolio

None of the Value Team members own shares of the subadvised Portfolio. GSAM internal policies generally prohibit portfolio managers from purchasing shares of subadvised portfolios for which they have primary responsibility.

Thrivent Partner International Stock Portfolio

Investment decisions for the Thrivent Partner International Stock Portfolio are made by Mercator Asset Management, LP, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, (“Mercator”) and T. Rowe Price International, Inc. (“Price International”), 100 East Praff Street, Baltimore, Maryland 21202. Mercator is a limited partnership organized under the laws of Delaware. Founded in 1984, Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2005, Mercator managed approximately $10.6 billion in assets including separate accounts, commingled funds and a mutual fund. Mercator has an investment advisory team that has day-to-day responsibility for managing the Thrivent International Stock Portfolio and developing and executing the Portfolio’s investment program.

Price International manages its portion of the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors. Price International is one of the leading international mutual fund asset managers with the U.S. equivalent of about $26.3 billion under management as of December 31, 2005 in its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, and Buenos Aires. Price International is a wholly-owned subsidiary of T. Rowe Price Finance, Inc., which in turn is a wholly-owned subsidiary of T. Rowe Price Associates, Inc.

Mercator Portfolio Managers

The following table provides information about the other accounts managed by the Mercator portfolio management team of James E. Chaney and Peter F. Spano as of December 31, 2005.

	Number of Accounts	TOTAL Assets
• Number of Accounts Managed	1	$750,832,698 million
• Assets Managed (in millions)	2	2,550,953,140 million
• Other Accounts	28	6,440,895,577 million

All of the accounts listed above have performance-based fees.

Compensation

Mercator compensates its investment professionals at above industry levels. It also offers an attractive retirement savings plan.

Mr. Chaney and Mr. Spano receive compensation that is equal to a pre-determined pro-rata share of Mercator Asset Management’s net profitability. These pre-determined pro-rata shares are dependent upon their length of tenure with the firm, their level of responsibility and overall contribution. It is the only form of compensation that they receive and is very dependent upon the firm’s asset performance. They receive no base salary, are not part of a bonus system and receive no deferred compensation.

Conflict of Interest

Mercator Asset Management, LP, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interest of its clients. In order to comply with this duty, Mercator Asset Management, LP has a written Code of Ethics that requires that all Access Persons avoid conflicts of interest and avoid situations that have even the appearance of conflict or impropriety. If any conflict may arise with respect to a client, all material facts concerning such conflict must be fully disclosed.

Ownership of the Portfolio

Neither Mr. Chaney nor Mr. Spano own shares of the subadvised Portfolio.

T. Rowe Price International Portfolio Managers

The following tables provide information about other accounts managed by the Price International Portfolio Management team of Mark C.J. Bickford-Smith, Dean Tenerelli and David J.L. Warren as of December 31, 2005.

Other Accounts Managed

Mark C.J. Bickford-Smith:

	Number of Accounts	TOTAL Assets
• registered investment companies:	5	$6,714.0 million
• other pooled investment vehicles:	2	$282.4 million
• other accounts:	8	$1,924.5 million

Dean Tenerelli:

	Number of Accounts	TOTAL Assets
• registered investment companies:	1	$792.3 million
• other pooled investment vehicles:	0	$0 million
• other accounts:	1	$24.8 million

David J.L. Warren:

	Number of Accounts	TOTAL Assets
• registered investment companies:	4	$1,621.0 million
• other pooled investment vehicles:	2	$65.3 million
• other accounts:	6	$473.2 million

None of the accounts listed above have performance-based fees.

Compensation

Portfolio managers of T. Rowe Price International are compensated according to the compensation structure described above for portfolio managers of T. Rowe Price.

Conflicts of Interest

The discussion of conflict of interest described above for portfolio managers of T. Rowe Price also applies to portfolio managers of T. Rowe Price International.

Ownership of the Portfolio

None of the T. Rowe Price International portfolio managers own shares of the subadvised Portfolio.

Thrivent Partner All Cap Portfolio

Investment decisions for the Thrivent Partner All Cap Portfolio are made by Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, Massachusetts 02109, which serves as the subadviser for the Portfolio. Thrivent Financial has engaged FMR to manage the Portfolio on a daily basis, subject to the overall direction of Thrivent Financial and the Board of Directors. FMR Co, Inc., a wholly-owned subsidiary of FMR, serves as sub-subadviser for the Portfolio.

FMR was founded in 1946 and has since grown into one of the world’s largest money managers and financial service providers. As of December 31, 2005, FMR and its affiliates had approximately $1,207.7 billion in mutual fund assets under management.

FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMR Co. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders’ voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders’ voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

Fidelity Portfolio Manager

Other Account Managed by Fidelity Portfolio Manager

Bruce Dirks is the portfolio manager of Fidelity Partner All Cap Portfolio. The following table provides information relating to other accounts managed by Mr. Dirks as of December 31, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	7	9
Number of Accounts Managed with Performance-Based Advisory Fees	2	0	0
Assets Managed (in millions)	9.3	1,095	791
Assets Managed with Performance-Based Advisory Fees (in millions)	831	0	0

*	Includes Thrivent Partner All Cap Portfolio ($60 million in assets).

Compensation

Bruce Dirks is the portfolio manager of Thrivent Partner All Cap Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager’s bonus is based on several components. The primary components of the portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of the fund is based on the fund’s pre-tax investment performance measured against the S&P 500 Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR’s parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund.

Conflicts of Interest

Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund’s Code of Ethics.

Ownership of the Portfolio

The dollar range of shares of Thrivent Partner All Cap Portfolio beneficially owned by Mr. Dirks as of December 31, 2005 was $0.

Affiliated Persons

The following directors and officers of Thrivent Financial, the Fund’s investment adviser, are affiliated with the Fund:

Affiliated Person	Position with Fund	Position with Thrivent Financial
Pamela J. Moret	President	Executive Vice President

Russell W. Swansen	Vice President	Senior Vice President and Chief Investment Officer

Katie S. Kloster	Vice President and Chief Compliance Officer	Vice President and Rule 206(4)-7 Chief Compliance Officer and Chief Financial Officer

Nikki L. Sorum	Vice President	Senior Vice President

Janice M. Guimond	Vice President	Vice President, Investment Operations

Marnie Loomans-Theucks	Vice President	Vice President

Thomas R. Mischka	Vice President and Anti-Money Laundering Officer	Vice President

Marlene J. Nogle	Assistant Secretary	Assistant Secretary

Advisory and Subadvisory Agreements

The investment advisory agreement provides that the Fund will pay, or provide for the payment of, the compensation of the directors who are not affiliated with Thrivent Financial or Thrivent Life and all other expenses of the Fund (other than those assumed by Thrivent Financial), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders’ reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund’s custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders’ meetings and expenses relating to the issuance, registration and qualification of shares of the Fund.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Directors. The vote for approval must include the approval of a majority of the Directors who are not interested persons (as defined in the Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. With respect to a particular Portfolio, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Directors or by the vote of a majority of the outstanding shares of such Portfolio. The adviser may terminate the agreement on 60 days written notice to the Fund.

Advisory Fees

Thrivent Financial receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.1

Thrivent Technology Portfolio	All assets	.75%

Thrivent Partner Small Cap Growth Portfolio[2]	$0-$500 million More than $500 million	1.00% .90%

Thrivent Partner Small Cap Value Portfolio	All assets	.80%

Thrivent Small Cap Stock Portfolio	$0-$200 million More than $200 million but not over $1 billion More than $1 billion but not over $2.5 billion More than $2.5 billion but not over $5 billion More than $5 billion	.70% .65% .60% .55% .525%

Thrivent Small Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

		.35% .30% .25% .20% .15% .10%

Thrivent Mid Cap Growth Portfolio	All assets	.40%

Thrivent Mid Cap Growth Portfolio II3	$0-$500 million More than $500 million	.90% .80%

Thrivent Partner Mid Cap Value Portfolio	$0-$250 million More than $250 million	.75% .70%

Thrivent Mid Cap Stock Portfolio	$0-$200 million More than $200 million but not over $1 billion More than $1 billion but not over $2.5 billion More than $2.5 billion but not over $5 billion More than $5 billion	.70% .65% .60% .55% .525%

Thrivent Mid Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

		.35% .30% .25% .20% .15% .10%

Thrivent Partner International Stock Portfolio	All assets	.85%

Thrivent Partner All Cap Portfolio[2]	$0-$500 million More than $500 million	.95% .90%

Thrivent Large Cap Growth Portfolio	All assets	.40%

Thrivent Large Cap Growth Portfolio II3	$0-$500 million More than $500 million	.80% .70%

Thrivent Partner Growth Stock Portfolio	$0-$500 million More than $500 million	.80% .70%

Thrivent Large Cap Value Portfolio	All assets	.60%

Thrivent Large Cap Stock Portfolio	$0-$500 million More than $500 million but not over $1 billion More than $1 billion but not over $2.5 billion	.65% .575% .475%
	More than $2.5 billion but not over $5 billion More than $5 billion	.45% .425%

Thrivent Large Cap Index Portfolio

$0-$250 million

More than $250 million but not over $500 million

More than $500 million but not over $1 billion

More than $1 billion but not over $1.5 billion

More than $1.5 billion but not over $2 billion

More than $2 billion

		.35% .30% .25% .20% .15% .10%

Thrivent Real Estate Securities Portfolio	All assets	.80%

Thrivent Balanced Portfolio	$0-$250 million More than $250 million	.35% .30%

Thrivent High Yield Portfolio	All assets	.40%

Thrivent High Yield Portfolio II	All assets	.40%

Thrivent Income Portfolio	All assets	.40%

Thrivent Bond Index	$0-$250 million	.35%
	$250 million-$500 million	.30%
	$500 million-$1 billion	.25%
	$1 billion-$1.5 billion	.20%
	$1.5 billion-$2 billion	.15%
	More than $2 billion	.10%

Thrivent Limited Maturity Bond Portfolio	All assets	.40%

Thrivent Mortgage Securities Portfolio	All assets	.50%

Thrivent Money Market Portfolio	All assets	.40%

Thrivent Aggressive Allocation Portfolio[4]	$0-$500 million	.15%
	More than $500 million	.125%

Thrivent Moderately Aggressive Allocation Portfolio[5]	$0-$500 million	.15%
	More than $500 million	.125%

Thrivent Moderate Allocation Portfolio[6]	$0-$500 million	.15%
	More than $500 million	.125%

Thrivent Moderately Conservative Allocation Portfolio[7]	$0-$500 million	.15%
	More than $500 million	.125%

[1]	For any Portfolio that invests its short-term assets in Thrivent Money Market Portfolio, the adviser reimburses an amount equal to the larger of the amount of the advisory fee for that Portfolio or the amount of the advisory fee that is charged to the Portfolio for its investment in Thrivent Money Market Portfolio.
[2]	Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for Thrivent Partner Small Cap Growth Portfolio and Thrivent Partner All Cap Portfolio.
[3]	Thrivent Financial has agreed to voluntarily limit the investment advisory fees for Thrivent Mid Cap Growth Portfolio II and Thrivent Large Cap Growth Portfolio II to 0.40% of the average daily net assets of each Portfolio. In addition, Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for Thrivent Mid Cap Growth Portfolio II and Thrivent Large Cap Growth Portfolio II.
[4]	Thrivent Financial has contractually agreed, through at least April 30, 2006, to reimburse certain expenses (including management fees) associated with operating the Portfolio so that the net Total Annual Portfolio Operating Expenses do not exceed 0.10% of its average daily net assets.
[5]	Thrivent Financial has contractually agreed, through at least April 30, 2006, to reimburse certain expenses (including management fees) associated with operating the Portfolio so that the net Total Annual Portfolio Operating Expenses do not exceed 0.10% of its average daily net assets.
[6]	Thrivent Financial has contractually agreed, through at least April 30, 2006, to reimburse certain expenses (including management fees) associated with operating the Portfolio so that the net Total Annual Portfolio Operating Expenses do not exceed 0.12% of its average daily net assets.
[7]	Thrivent Financial has contractually agreed, through at least April 30, 2006, to reimburse certain expenses (including management fees) associated with operating the Portfolio so that the net Total Annual Portfolio Operating Expenses do not exceed 0.17% of its average daily net assets.

During the last three fiscal years, Thrivent Financial was paid the following total dollar amounts under the investment advisory contracts then in effect.

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent Technology Portfolio		$370,969	$181,984
Thrivent Partner Small Cap Growth Portfolio		465,331	266,068
Thrivent Partner Small Cap Value Portfolio		356,540	53,481
Thrivent Small Cap Stock Portfolio		1,265,033	792,910
Thrivent Small Cap Index Portfolio		1,402,605	1,068,394
Thrivent Mid Cap Growth Portfolio		2,623,615	1,589,011
Thrivent Mid Cap Growth Portfolio II		318,430	201,922
Thrivent Mid Cap Stock Portfolio		619,713	341,579
Thrivent Mid Cap Index		361,643	165,245
Thrivent Partner International Stock Portfolio		4,735,123	2,924,865
Thrivent Partner All Cap Portfolio		496,079	377,777
Thrivent Large Cap Growth Portfolio		9,627,967	8,904,944
Thrivent Large Cap Growth Portfolio II		330,539	244,542
Thrivent Partner Growth Stock Portfolio		705,766	387,098
Thrivent Large Cap Value Portfolio		1,659,688	888,066
Thrivent Large Cap Stock Portfolio		2,350,191	1,068,709
Thrivent Large Cap Index Portfolio		2,421,652	1,921,940
Thrivent Real Estate Securities Portfolio		825,873	136,812
Thrivent Balanced Portfolio		2,316,644	2,078,597

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent High Yield Portfolio		$3,440,286	$3,118,763
Thrivent High Yield Portfolio II		372,277	226,365
Thrivent Income Portfolio		4,086,111	4,464,521
Thrivent Bond Index Portfolio		916,411	790,763
Thrivent Limited Maturity Bond Portfolio		1,088,167	766,012
Thrivent Mortgage Securities Portfolio		219,731	74,580
Thrivent Money Market Portfolio		1,103,173	1,266,807

Fund	10/31/05	10/31/04	4/30/04	4/30/03
Thrivent Technology Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Thrivent Small Cap Index Fund
Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Index Fund
Thrivent Mid Cap Index Fund I
Thrivent Large Cap Stock Fund
Thrivent Large Cap Index Fund
Thrivent Large Cap Index Fund I
Thrivent Balanced Fund
Thrivent High Yield Fund II
Thrivent Core Bond Fund
Thrivent Money Market Fund

	10/31/05	10/31/04	10/30/03
Thrivent Aggressive Allocation Fund
Thrivent Moderately Aggressive Allocation Fund
Thrivent Moderate Allocation Fund
Thrivent Moderately Conservative Allocation Fund
Thrivent Partner Small Cap Growth Fund
Thrivent Mid Cap Growth Fund
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Real Estate Securities Fund
Thrivent High Yield Fund
Thrivent Income Fund
Thrivent Municipal Bond Fund
Thrivent Limited Maturity Bond Fund

Investment Subadvisory Fees

Thrivent Financial pays an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Small Cap Growth Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Growth Portfolio’s average daily net assets subadvised by Turner. The subadvisory fee is equal to 0.65% of average daily net assets.

Thrivent Financial pays Westcap an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner Small Cap Growth Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Growth Portfolio’s average daily net assets subadvised by Westcap. The subadvisory fee is equal to 0.50% of average daily net assets.

Thrivent Financial pays GSAM an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Mid Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Mid Cap Value Portfolio’s average daily net assets. The percentage decreases as the Portfolio’s assets increase. The subadvisory fee is equal to .50% of average daily net assets up to $250 million and .45% of average daily net assets over $250 million.

Thrivent Financial pays Price International an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner International Stock Portfolio. The fee payable is equal to the following percentage of Thrivent Partner International Stock Portfolio’s average daily net assets subadvised by Price International:

0.75% on the first $20 million of average daily net assets

0.60% on the next $30 million of average daily net assets

0.50% on the next $150 million of average daily net assets

0.50% of all average daily net assets when assets exceed $200 million1

0.45% of all average daily net assets when assets exceed $500 million1

[1]	When average daily net assets exceed this amount, the annual rate is applicable to all amounts subadvised by Price International in Thrivent Partner International Stock Portfolio.

For purposes of determining breakpoints, the subadvised assets invested in Thrivent Partner International Stock Fund will be included in determining average daily net assets.

Thrivent Financial pays Mercator an annual subadvisory fee for the performance of subadvisory services for the Thrivent Partner International Stock Portfolio. The fee payable is equal to a percentage of the Thrivent Partner International Stock Portfolio’s average daily net assets subadvised by Mercator. The subadvisory fee is equal to 0.47% of average daily net assets.

Thrivent Financial pays FMR an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner All Cap Portfolio. The fee payable is equal to a percentage of the Thrivent Partner All Cap Portfolio’s average daily net assets. The percentage decreases as the Portfolio’s assets increase. The subadvisory fee is equal to .60% of average daily net assets up to $100 million, .55% of average daily net assets over $100 million but not over $500 million, .50% of average daily net assets over $500 million but not over $750 million, and .45% of average daily net assets over $750 million.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Growth Stock Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Growth Stock Portfolio’s average daily net assets. The percentage decreases as the Portfolio’s assets increase. The subadvisory fee is equal to 0.40% of average daily net assets up to $500 million and 0.35% of the average daily net assets over $500 million.

Thrivent Financial pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory services provided for the Thrivent Partner Small Cap Value Portfolio. The fee payable is equal to a percentage of the Thrivent Partner Small Cap Value Portfolio’s average daily net assets. The subadvisory fee is equal to 0.600% of average daily net assets.

OTHER SERVICES

Custodian

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of the securities held by the Portfolios and is authorized to use various securities depository facilities, such as the Depository Trust Company and the facilities of the book-entry system of the Federal Reserve Bank.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, an independent registered public accounting firm, provides professional services to the Fund, including audits of the Fund’s annual financial statements, assistance and consultation in connection with tax matters, Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

Administration Contract

Thrivent Financial provides administrative personnel and services necessary to operate the Portfolios on a daily basis for a fee equal to 0.03 percent of each Portfolios’ average daily net assets. Thrivent Partner Small Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Partner International Stock Portfolio, Thrivent Partner All Cap Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Growth Stock Portfolio, Thrivent Large Cap Value Portfolio, Thrivent High Yield Portfolio, Thrivent Income Portfolio, Thrivent Limited Maturity Bond Portfolio, and Thrivent Money Market Portfolio began paying the administrative services fee on January 1, 2004. Thrivent Technology Portfolio, Thrivent Thrivent Partner Small Cap Value Portfolio, Thrivent Small Cap Stock Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Large Cap Stock Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Balanced Portfolio, Thrivent High Yield Portfolio II, Thrivent Bond Index Portfolio, and Thrivent Mortgage Securities Portfolio began paying an administrative services fee equal to 0.02 percent on January 1, 2004, and have paid an administrative services fee equal to 0.03 percent since May 1, 2004. The total dollar amounts paid to Thrivent Financial for administrative services for the last three fiscal years are as follows:

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Portfolio		$13,255
Thrivent Partner Small Cap Growth Portfolio		13,960
Thrivent Partner Small Cap Value Portfolio		12,433
Thrivent Small Cap Stock Portfolio		48,640
Thrivent Small Cap Index Portfolio		114,028
Thrivent Mid Cap Growth Portfolio		196,771
Thrivent Mid Cap Growth Portfolio II		10,614
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio		23,893
Thrivent Mid Cap Index Portfolio		28,075
Thrivent Partner International Stock Portfolio		167,122
Thrivent Partner All Cap Portfolio		15,666
Thrivent Large Cap Growth Portfolio		722,098
Thrivent Large Cap Growth Portfolio II		12,395
Thrivent Partner Growth Stock Portfolio		26,466
Thrivent Large Cap Value Portfolio		82,984

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent Large Cap Stock Portfolio		$97,859
Thrivent Large Cap Index Portfolio		204,753
Thrivent Real Estate Securities Portfolio		28,681
Thrivent Balanced Portfolio		194,829
Thrivent High Yield Portfolio		258,021
Thrivent High Yield Portfolio II		25,166
Thrivent Income Portfolio		306,458
Thrivent Bond Index Portfolio		70,683
Thrivent Limited Maturity Bond Portfolio		81,613
Thrivent Mortgage Securities Portfolio		12,073
Thrivent Money Market Portfolio		82,738

Accounting Services Agreement

Pursuant to an Accounting Services Agreement (Agreement) between the Fund and Thrivent Financial, Thrivent Financial provides certain accounting and pricing services to the Portfolios. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Portfolios.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The payments for the past three fiscal years are shown below.

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Portfolio		$14,004	$39,000
Thrivent Partner Small Cap Growth Portfolio		14,004	13,125
Thrivent Partner Small Cap Value Portfolio		12,996	18,333
Thrivent Small Cap Stock Portfolio		21,996	39,000
Thrivent Small Cap Index Portfolio		38,004	39,500
Thrivent Mid Cap Growth Portfolio		55,416	37,500
Thrivent Mid Cap Growth Portfolio II		14,004	13,125
Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Portfolio		15,996	39,000
Thrivent Mid Cap Index Portfolio		18,996	39,000
Thrivent Partner International Stock Portfolio		50,051	45,000
Thrivent Partner All Cap Portfolio		18,996	13,125
Thrivent Large Cap Growth Portfolio		195,000	108,750
Thrivent Large Cap Growth Portfolio II		18,000	13,125
Thrivent Partner Growth Stock Portfolio		15,996	13,125
Thrivent Large Cap Value Portfolio		24,996	13,125
Thrivent Large Cap Stock Portfolio		27,000	39,000
Thrivent Large Cap Index Portfolio		63,996	50,000
Thrivent Real Estate Securities Portfolio		14,004	18,333
Thrivent Balanced Portfolio		65,004	50,000
Thrivent High Yield Portfolio		87,996	48,750

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent High Yield Portfolio II		$27,000	$40,000
Thrivent Income Portfolio		102,996	52,500
Thrivent Bond Index Portfolio		30,996	40,000
Thrivent Limited Maturity Bond Portfolio		27,996	16,875
Thrivent Mortgage Securities Portfolio		14,004	18,333
Thrivent Money Market Portfolio		39,000	37,500

BROKERAGE ALLOCATION AND OTHER TRANSACTIONS

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Portfolios, the Advisory Contract authorizes Thrivent Financial, acting by its own officers, directors or employees or by a subadviser, including Turner, Westcap, GSAM, Price International, Mercator, FMR, and T. Rowe Price, to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Financial and the subadvisers will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Financial and the subadvisers will consider all factors it deems relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Financial and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Financial and the subadvisers or an affiliate of Thrivent Financial or the subadvisers exercises investment discretion.

Thrivent Financial and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Financial or a subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Financial or a subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Financial or a subadviser.

The Fund’s Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Portfolio may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Portfolio from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Portfolio could purchase in the underwritings.

The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Financial, Turner, Westcap, GSAM, Price International, Mercator, FMR, and T. Rowe Price, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent

Financial and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.

Affiliated Transactions

FMR may place trades with certain brokers with which it is under common control, including National Financial Services LLC, provided it determines that these affiliates’ products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. FMR does not allocate trades to NFS in exchange for brokerage and research products and services of the type sometimes known as “soft dollars.” FMR trades with its affiliated brokers on an execution-only basis.

Brokerage Commissions

During the last three fiscal years, the Portfolios paid the following brokerage fees:

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Portfolio		$132,605	$106,355
Thrivent Partner Small Cap Growth Portfolio		340,991	65,235
Thrivent Partner Small Cap Value Portfolio		191,280	44,434
Thrivent Small Cap Stock Portfolio		537,287	586,617
Thrivent Small Cap Index Portfolio		94,160	95,202
Thrivent Mid Cap Growth Portfolio		3,684,063	2,249,845
Thrivent Mid Cap Growth Portfolio II		179,436	83,221
Thrivent Mid Cap Stock Portfolio		342,556	164,125
Thrivent Mid Cap Index Portfolio		67,725	57,804
Thrivent Partner International Stock Portfolio		421,667	581,318
Thrivent Partner All Cap Portfolio(1)		239,254	140,057
Thrivent Large Cap Growth Portfolio		7,114,490	7,481,955
Thrivent Large Cap Growth Portfolio II		144,518	230,484
Thrivent Partner Growth Stock Portfolio		115,361	70,760
Thrivent Large Cap Value Portfolio		448,470	231,995
Thrivent Large Cap Stock Portfolio		606,172	325,433
Thrivent Large Cap Index Portfolio		57,279	52,519
Thrivent Real Estate Securities Portfolio		363,966	82,903
Thrivent Balanced Portfolio		39,120	36,430
Thrivent High Yield Portfolio		9,837	45,704
Thrivent High Yield Portfolio II		5,225	4,226
Thrivent Income Portfolio		178,782	7,225
Thrivent Bond Index Portfolio		0	0
Thrivent Limited Maturity Bond Portfolio		23,575	565
Thrivent Mortgage Securities Portfolio		0	0
Thrivent Money Market Portfolio		0	0

(1)	The aggregate amount of commissions paid to affiliated brokerage firms by Thrivent All Cap Portfolio was in 2005, $6,064 in 2004, $5,368.92 in 2003, and $0 in 2002.

The following table indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the fiscal year ended December 31, 2005. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.

Portfolio	Commissions	Aggregate Transactions
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Partner International Stock Portfolio[1]
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent High Yield Portfolio
Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent Money Market Portfolio

Portfolio Turnover Rate

The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent Financial or a subadviser deems changes in a Portfolio’s assets appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short term trading profits, a Portfolio may sell securities without regard to the length of time held if consistent with the Portfolio’s investment objective. A higher degree of equity trading activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:

Portfolio	12/31/05	12/31/04	12/31/03
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Technology Portfolio		59%	68%
Thrivent Partner Small Cap Growth Portfolio		255%	52%
Thrivent Partner Small Cap Value Portfolio		106%	54%
Thrivent Small Cap Stock Portfolio		93%	122%
Thrivent Small Cap Index Portfolio		21%	15%
Thrivent Mid Cap Growth Portfolio		150%	79%
Thrivent Mid Cap Growth Portfolio II		227%	105%
Thrivent Mid Cap Stock Portfolio		126%	85%
Thrivent Mid Cap Index Portfolio		23%	25%
Thrivent Partner International Stock Portfolio		63%	26%
Thrivent Partner All Cap Portfolio		172%	163%
Thrivent Partner Mid Cap Value Portfolio
Thrivent Large Cap Growth Portfolio		104%	101%
Thrivent Large Cap Growth Portfolio II		177%	261%
Thrivent Partner Growth Stock Portfolio		33%	41%
Thrivent Large Cap Value Portfolio		51%	32%
Thrivent Large Cap Stock Portfolio		68%	33%
Thrivent Large Cap Index Portfolio		6%	1%
Thrivent Real Estate Securities Portfolio		119%	45%
Thrivent Balanced Portfolio		119%	69%
Thrivent High Yield Portfolio		71%	86%
Thrivent High Yield Portfolio II		91%	96%
Thrivent Income Portfolio		207%	251%
Thrivent Bond Index Portfolio		349%	213%
Thrivent Limited Maturity Bond Portfolio		219%	255%
Thrivent Mortgage Securities Portfolio		684%	921%

CAPITAL STOCK

The total number of shares of capital stock which the Fund has authority to issue is 10,000,000,000 shares of the par value of .01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board of Directors.

Class	Number of Shares
Thrivent Aggressive Allocation Portfolio	125,000,000
Thrivent Moderately Aggressive Allocation Portfolio	125,000,000
Thrivent Moderate Allocation Portfolio	125,000,000
Thrivent Moderately Conservative Allocation Portfolio	125,000,000
Thrivent Technology Portfolio Capital Stock	125,000,000
Thrivent Partner Small Cap Growth Portfolio Capital Stock	125,000,000
Thrivent Partner Small Cap Value Portfolio Capital Stock	125,000,000
Thrivent Small Cap Stock Portfolio Capital Stock	150,000,000
Thrivent Small Cap Index Portfolio Capital Stock	200,000,000
Thrivent Mid Cap Growth Portfolio Capital Stock	400,000,000
Thrivent Mid Cap Growth Portfolio II Capital Stock	125,000,000
Thrivent Mid Cap Stock Portfolio Capital Stock	125,000,000
Thrivent Mid Cap Index Portfolio Capital Stock	150,000,000
Thrivent Partner International Stock Portfolio Capital Stock	400,000,000
Thrivent Partner All Cap Portfolio Capital Stock	125,000,000
Thrivent Large Cap Growth Portfolio Capital Stock	1,000,000,000
Thrivent Large Cap Growth Portfolio II Capital Stock	125,000,000
Thrivent Partner Growth Stock Portfolio Capital Stock	125,000,000
Thrivent Large Cap Value Portfolio Capital Stock	200,000,000
Thrivent Large Cap Stock Portfolio Capital Stock	400,000,000
Thrivent Large Cap Index Portfolio Capital Stock	200,000,000
Thrivent Real Estate Securities Portfolio Capital Stock	150,000,000
Thrivent Balanced Portfolio Capital Stock	400,000,000
Thrivent High Yield Portfolio Capital Stock	1,000,000,000
Thrivent High Yield Portfolio II Capital Stock	200,000,000
Thrivent Income Portfolio Capital Stock	1,000,000,000
Thrivent Bond Index Portfolio Capital Stock	200,000,000
Thrivent Limited Maturity Bond Portfolio Capital Stock	200,000,000
Thrivent Mortgage Securities Portfolio Capital Stock	125,000,000
Thrivent Money Market Portfolio Capital Stock	2,000,000,000
Thrivent Partner Mid Cap Value Portfolio	125,000,000

Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board of Directors. In addition, and subject to any applicable statutory requirements, the Board of Directors has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.

The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder’s name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the 1940 Act shares will be voted by individual class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the 1940 Act) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.

The shares, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares relate. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.

The Board of Directors may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to the Portfolios.

Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board of Directors has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.

NET ASSET VALUE

(All Portfolios Except the Thrivent Money Market Portfolio).

The net asset value per share is determined at the close of each day the New York Stock Exchange (the “NYSE”) is open, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the 1940 Act.

Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.

The market value of each Portfolio’s securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:

•	Equity securities traded on the NYSE or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at prices within the range of the current bid and asked prices considered best to represent value in the circumstances.

•	Equity securities not traded on a national securities exchange are valued at prices within the range of the current bid and asked prices considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

•	Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Financial may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

•	Bonds and other income securities not traded on a national securities exchange will be valued within the range of the current bid and asked prices considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

Short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset values. If during such periods events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors of the Fund.

For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange ratequoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

NET ASSET VALUE

(Thrivent Money Market Portfolio)

Securities held by the Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Thrivent Money Market Portfolio would receive if it sold the security.

The Thrivent Money Market Portfolio anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of 1.00 per share and the Thrivent Money Market Portfolio will use its best efforts to do so. However, such maintenance at 1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Thrivent Money Market Portfolio and the Thrivent Money Market Portfolio is compelled to sell such securities at a time when the prices that it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Thrivent Money Market Portfolio should have negative net income. It is expected that the Thrivent Money Market Portfolio will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1)

The Directors must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) from the Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method will be determined at such intervals as the Directors deem appropriate and reasonable in light of current market conditions, and the Directors must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2)	In the event such deviation from the Thrivent Money Market Portfolio’s net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Directors must promptly consider what action should be initiated by them, and when the Directors believe the extent of any deviation from the Thrivent Money Market Portfolio’s net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Directors);

(3)	The Thrivent Money Market Portfolio may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4)	The Thrivent Money Market Portfolio must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Directors determine present minimal credit risks and which are “eligible securities” as defined in Rule 2a-7; and

(5)	The Thrivent Money Market Portfolio must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which the Thrivent Money Market Portfolio invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940 Act) that are determined to present minimal credit risks. In general, the term “Eligible Security” is limited to any security that:

(1)	(a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO”) or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

(2)	is unrated but is of comparable quality to a rated security as described in (1), above, and that at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO’s three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of the Thrivent Money Market Portfolio’s total assets will consist of government securities and “first tier” eligible securities as defined in Rule 2a-7 under the 1940 Act, with the balance of the Thrivent Money Market Portfolio’s assets invested in “second tier” eligible securities as defined in Rule 2a-7. For this purpose, “second tier” eligible securities generally are those that have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. The Thrivent Money Market Portfolio may not invest more than the greater of 1% of its total assets or 1 million in “second tier” eligible securities of any single issuer.

TAX STATUS

The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:

•	derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;

•	invest in securities within certain statutory limits; and

•	distribute at least 90% of its ordinary income to shareholders.

It is each Portfolio’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Portfolio is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending December 31.

DISTRIBUTIONS

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

Dividends

Dividends are declared and paid as follows:

Declared daily and paid daily	Thrivent High Yield Portfolio II
Thrivent Income Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Portfolio
Thrivent High Yield Portfolio
Thrivent Bond Index Portfolio

Declared daily and paid monthly	Thrivent Money Market Portfolio

Declared and paid annually	Thrivent Partner Small Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth Portfolio II
Thrivent Partner Mid Cap Value Portfolio
Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Portfolio

Thrivent Technology Portfolio
Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Balanced Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

Capital Gains

While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Financial or the subadviser believes it to be advisable. Such changes may result in the realization of capital gains. Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in February.

Contract owners should review the documents pertaining to their variable contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract. Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

DESCRIPTION OF DEBT RATINGS

Ratings by Moody’s

Moody’s Investors Service, Inc. describes grades of corporate debt securities and “Prime-1” and “Prime-2” commercial paper as follows:

Bonds:

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return of funds employed.

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Ratings by Standard & Poor’s

Standard & Poor’s Corporation describes grades of corporate debt securities and “A” commercial paper as follows:

Bonds:

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A	Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB	Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B	Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC	Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	The rating CC typically is currently highly vulnerable to nonpayment.

C	The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

D	Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper:

Commercial paper rated A by Standard & Poor’s Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is “A” or better (however, in some cases a “BBB” long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Also, the issuer’s industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AND FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements in the Annual Report of the Fund for the year ended December 31, 2005, is a separate report furnished with this SAI and is incorporated herein by reference.

Appendix A

PROXY VOTING POLICIES

The Fund has adopted the proxy voting policies of Thrivent Financial for Lutherans and Thrivent Investment Management, Inc. Those policies, and the proxy voting policies of its subadvisers, are described below.

THRIVENT FINANCIAL FOR LUTHERANS AND

THRIVENT INVESTMENT MANAGEMENT INC.

PROXY VOTING PROCESS AND POLICIES SUMMARY

•	RESPONSIBILITY TO VOTE PROXIES

Overview. Thrivent Financial for Lutherans and Thrivent Investment Management Inc. (“Thrivent Financial”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

Thrivent Financial has adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations. One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company’s management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

•	ADMINISTRATION OF POLICIES AND PROCEDURES

Portfolio Compliance and Valuation Committee. Thrivent Financial’s Portfolio Compliance and Valuation Committee (“Compliance Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. While the Compliance Committee sets voting guidelines and serves as a resource for Thrivent Financial portfolio management, it does not have proxy voting authority for any Thrivent Fund or institutional account. Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

Investment Operations. The Investment Operations Staff (“Investment Operations”) is responsible for administering the proxy voting process as set forth in the Policies and Procedures, and for ensuring that all meeting notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

•	HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Compliance Committee relies upon ISS research in helping to establish Thrivent Financial’s proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

Thrivent Financial utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to Thrivent Financial through both ProxyMaster.com and VoteX, ISS web-based applications. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

Portfolio managers may decide to vote their proxies inconsistently with Thrivent Financial’s policies as set by the Compliance Committee and instruct Investment Operations to vote all proxies accordingly. Portfolio managers who vote their proxies inconsistent with Thrivent Financial’s guidelines are required to document the rationale for their vote. Investment Operations is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial’s policy.

Summary of Thrivent Financial’s Voting Policies

Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

Board Structure and Composition Issues—Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

Executive and Director Compensation—Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors—Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues—Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

Social, Environmental and Corporate Responsibility Issues—In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management’s assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

Once the vote has been determined, Investment Operations enters votes electronically into ISS’s ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders’ meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company’s domicile.

Monitoring and Resolving Conflicts of Interest

The Compliance Committee is also responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Compliance Committee using recommendations from ISS, an independent third party.

However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by Investment Operations to the Compliance Committee for immediate resolution. The Compliance Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company’s proxy.

•	REPORTING AND RECORD RETENTION

Proxy statements received from issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent Financial retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently than the Thrivent Financial voting guidelines. In addition, any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines, Compliance Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years.

Vote Summary Reports will be generated for each Thrivent Portfolio. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the portfolio voted with or against company management. Reports normally cover quarterly or annual periods.

FIDELITY FUND PROXY VOTING GUIDELINES

(INCLUDING FUNDS SUB-ADVISED BY FMR CO.

FOR WHICH FMR CO. HAS BEEN GRANTED VOTING AUTHORITY)

MARCH 2005

The following Proxy Voting Guidelines were established by the Fidelity Board of Trustees of the funds, after consultation with Fidelity Management & Research Company (FMR), the sub-adviser to the Thrivent Partner All Cap Portfolio. (The guidelines are reviewed periodically by FMR and by the non-interested Trustees of the Fidelity funds, and accordingly, are subject to change.)

I.	General Principles

A.	Except as set forth herein, FMR will generally vote in favor of routine management proposals. FMR will generally oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

B.	Non-routine proposals will generally be voted in accordance with the guidelines.

C.	Non-routine proposals not covered by the following guidelines or other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by the General Counsel or Compliance Officer of FMR or the General Counsel of FMR Corp. A significant pattern of such proposals or other special circumstances will be referred to the Operations Committee or its designee.

D.	Voting of shares will be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Proxy Voting Guidelines; and (ii) voting will be done without regard to any other Fidelity companies’ relationship, business or otherwise, with that portfolio company.

E.	The FMR Investment & Advisor Compliance Department votes proxies. In the event an Investment & Advisor Compliance employee has a personal conflict with a portfolio company or an employee or director of a portfolio company, that employee will withdraw from making any proxy voting decisions with respect to that portfolio company. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely in the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

II.	Definitions (as used in this document)

A.	Large capitalization company—a company included in the Russell 1000 stock index.

B.	Small capitalization company—a company not included in the Russell 1000 stock index.

C.	Anti-takeover plan—includes fair price amendments; classified boards; “blank check” preferred stock; golden and tin parachutes; supermajority provisions; poison pills; and any other plan that eliminates or limits shareholder rights.

D.	Poison Pill Plan—a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Such Plans are generally designed to dilute the acquirer’s ownership and value in the event of a take-over.

E.	Golden parachute—accelerated options and/or employment contracts for officers and directors that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination following a change in control.

F.	Tin parachute—accelerated options and/or employment contracts for employees beyond officers and directors that will result in a lump sum payment in the event of termination.

G.	Sunset provision—a condition in a charter or plan that specifies an expiration date.

H.	Greenmail—payment of a premium to a raider trying to take over a company through a proxy contest or other means.

III.	Directors

A.	Incumbent Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority on the election of directors if:

1.	An anti-takeover provision was introduced, an anti-takeover provision was extended, or a new anti-takeover provision was adopted upon the expiration of an existing anti-takeover provision, without shareholder approval except as set forth below.

With respect to poison pills, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a poison pill is introduced, extended, or adopted:

a.	The poison pill includes a sunset provision of less than 5 years;

b.	The poison pill is linked to a business strategy that will result in greater value for the shareholders; and

c.	Shareholder approval is required to reinstate the poison pill upon expiration.

FMR will also not consider withholding authority on the election of directors when one or more of the conditions above are not met if the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing poison pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2.	The company refuses, upon request by FMR, to amend a Poison Pill Plan to allow Fidelity to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

3.	Within the last year and without shareholder approval, the company’s board of directors or compensation committee has repriced outstanding options held by officers and directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors, or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

4.	The company failed to act in the best interests of shareholders when approving executive compensation, taking into account such factors as: (i) whether the company used an independent compensation committee; and (ii) whether the compensation committee engaged independent compensation consultants.

B.	Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of Directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

C.	Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

IV.	Compensation

A.	Equity Award Plans (including stock options, restricted stock awards, and other stock awards)

FMR will generally vote against Equity Award Plans or amendments to authorize additional shares under such plans if:

1.	(a) The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10% (for large capitalization companies) or 15% (for small capitalization companies) and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the level of dilution in the Plan or the amendments is acceptable.

2.	In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan’s terms allow repricing of underwater options; or (c) the Board/Committee has repriced options outstanding under the plan in the past 2 years.

However, option repricing may be acceptable if all of the following conditions, as specified by the plan’s express terms or board resolution, are met:

a.	The repricing is rarely used and, when used, is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

b.	The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

3.	The Board may materially alter the plan without shareholder approval, including by increasing the benefits accrued to participants under the plan; increasing the number of securities which may be issued under the plan; modifying the requirements for participation in the plan; or including a provision allowing the Board to lapse or waive restrictions at its discretion.

4.	The granting of awards to non-employee directors is subject to management discretion.

5.	In the case of stock awards, the restriction period, or holding period after exercise, is less than 3 years for non-performance-based awards, and less than 1 year for performance-based awards.

FMR will consider approving an Equity Award Plan or an amendment to authorize additional shares under such plan if, without complying with guidelines 2(a), 3, and 4 immediately above, the following two conditions are met:

1.	The shares are granted by a compensation committee composed entirely of independent directors; and

2.	The shares are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

B.	Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange shares or reprice outstanding options if the proposed exchange or repricing is consistent with the interests of shareholders, taking into account such factors as:

1.	Whether the proposal excludes senior management and directors;

2.	Whether the equity proposed to be exchanged or repriced exceeded FMR’s dilution thresholds when initially granted;

3.	Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

4.	The company’s relative performance compared to other companies within the relevant industry or industries;

5.	Economic and other conditions affecting the relevant industry or industries in which the company competes; and

6.	Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

C.	Employee Stock Purchase Plans

FMR will generally vote against employee stock purchase plans if the plan violates any of the criteria in section IV(A) above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock’s fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company’s equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing “best practices” in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock’s fair market value.

D.	Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company’s state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

E.	Executive Compensation

FMR will generally vote against management proposals on stock-based compensation plans or other compensation plans if such proposals are inconsistent with the interests of shareholders, taking into account such factors as: (i) whether the company has an independent compensation committee; and (ii) whether the compensation committee has authority to engage independent compensation consultants.

V.	Anti-Takeover Plans

FMR will generally vote against a proposal to adopt or approve the adoption of an anti-takeover plan unless:

A.	The proposal requires that shareholders be given the opportunity to vote on the adoption of anti-takeover provision amendments.

B.	The anti-takeover plan includes the following:

1.	the board has adopted an anti-takeover plan with a sunset provision of no greater than 5 years;

2.	the anti-takeover plan is linked to a business strategy that is expected to result in greater value for the shareholders;

3.	shareholder approval is required to reinstate the anti-takeover plan upon expiration;

4.	the anti-takeover plan contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and

5.	the anti-takeover plan allows the Fidelity funds to hold an aggregate position of up to 20% of a company’s total voting securities and of any class of voting securities.

C.	It is an anti-greenmail proposal that does not include other anti-takeover provisions.

D.	It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate anti-takeover plans. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer’s Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

VI.	Capital Structure / Incorporation

A.	Increases in Common Stock

FMR will generally vote against a provision to increase a Company’s common stock if such increase is greater than 3 times outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase of up to 5 times is generally acceptable.

B.	New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

C.	Cumulative Voting Rights

FMR will generally vote in favor of introduction and against elimination of cumulative voting rights where this is determined to enhance portfolio interests of minority shareholders.

D.	Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company’s certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

E.	Incorporation or Reincorporation in Another State or Country

FMR will generally vote against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and vote in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

VII.	Auditors

A.	FMR will generally vote against shareholder proposals calling for or recommending periodic rotation of a portfolio company’s auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the selection of the company’s auditor.

B.

FMR will generally vote against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company’s auditor. FMR will also generally vote against shareholder proposals calling for or recommending removal of a company’s auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company’s board of directors and audit committee clearly appear to have failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

VIII.	Other

A.	Voting Process

FMR will generally vote in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

B.	Regulated Industries

Voting of shares in securities of any regulated industry (e.g., U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry’s regulator (e.g., the Federal Reserve Board) for a determination under applicable law (e.g., federal banking law) that no Fund or group of Funds has acquired control of such organization.

October 2003

Goldman Sachs Asset Management

POLICY ON PROXY VOTING

FOR INVESTMENT ADVISORY CLIENTS

Goldman Sachs Asset Management (“GSAM”)_ has adopted the policies and procedures set out below regarding the voting of proxies on securities held in client accounts (the “Policy”). These policies and procedures are designed to ensure that where GSAM has the authority to vote proxies, GSAM complies with its legal, fiduciary, and contractual obligations.

Guiding Principles

Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that (i) favor proposals that tend to maximize a company’s shareholder value and (ii) are not influenced by conflicts of interest. These principles reflect GSAM’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

Public Equity Investments

To implement these guiding principles for investments in publicly-traded equities, we follow the Institutional Shareholder Services (“ISS”) Standard Proxy Voting Guidelines (the “Guidelines”), except in circumstances as described below. The Guidelines embody the positions and factors GSAM generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Recognizing the complexity and fact-specific nature of many corporate governance issues, the Guidelines often do not direct a particular voting outcome, but instead identify factors ISS considers in determining how the vote should be cast. A summary of the Guidelines is included below.

For purposes of this Policy, “GSAM” refers, collectively, to the Goldman Sachs Asset Management unit of Goldman, Sachs & Co.’s Investment Management Division; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; and Goldman Sachs Princeton LLC.

In connection with each proxy vote, ISS prepares a written analysis and recommendation (an “ISS Recommendation”) that reflects ISS’s application of Guidelines to the particular proxy issues. Where the Guidelines do not direct a particular response and instead list relevant factors, the ISS Recommendation will reflect ISS’s own evaluation of the factors.

As explained more fully below, however, each GSAM equity portfolio management team (“Portfolio Management Team”) may on any particular proxy vote decide to diverge from the Guidelines or an ISS Recommendation. In such cases, our procedures require: (i) the requesting Portfolio Management Team to set forth the reasons for their decision; (ii) the approval of the Local Chief Investment Officer for the requesting Portfolio Management Team; (iii) notification to the Global Chief Investment Officer and other appropriate GSAM personnel; (iv) a determination that the decision is not influenced by any conflict of interest; and (v) the creation of a written record reflecting the process. The principles and positions reflected in this Policy are designed to guide us in voting proxies, and not necessarily in making investment decisions. Portfolio Management Teams base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration. Senior management of GSAM periodically reviews this Policy, including our use of the Guidelines, to ensure it continues to be consistent with our guiding principles.

Implementation by Portfolio Management Teams

General Overview

While it is GSAM’s policy generally to follow the Guidelines and the ISS Recommendations, the active-equity and quantitative-equity Portfolio Management Teams have developed different approaches for using the Guidelines and ISS Recommendations in light of their different investment philosophies and processes.

Active Equity

Our active-equity Portfolio Management Teams view the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. Therefore, on a case-by-case basis and subject to the approval process described above, each active-equity Portfolio Management Team may vote differently from the Guidelines or a particular ISS Recommendation. In forming their views on particular matters, our active-equity Portfolio Management Teams are permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and ISS Recommendations. In our active-equity investment research process, responsibility for analyzing corporate board structures and the corporate governance practices of portfolio companies in connection with proxy voting decisions lies with the relevant Portfolio Management Team. Accordingly, each active-equity Portfolio Management Team is charged with performing these functions for the portfolio companies as part of the team’s research efforts. As part of that research process, each active-equity Portfolio Management Team has regular internal research meetings to discuss the companies held in a particular team’s investment portfolio. Among the topics that may be discussed at these meetings are issues pertaining to a portfolio company’s record and policies on corporate governance practices that may affect shareholder value. Each active-equity Portfolio Management Team determines how to allocate responsibility for analyzing corporate governance issues and proxy voting decisions among the team’s members. Under each arrangement, the work related to proxy voting is integrated into our research process. Each active-equity Portfolio Management Team remains responsible for ensuring that corporate governance issues are analyzed and proxy votes are cast in a manner consistent with our guiding principles.

Quantitative Equity

Our quantitative-equity Portfolio Management Teams, by contrast, have decided to follow the Guidelines and ISS Recommendations exclusively, based on such Portfolio Management Teams’ investment philosophy and approach to portfolio construction, as well as the evaluation of ISS’s services and methodology in analyzing shareholder and corporate governance matters. Nevertheless, our quantitative-equity Portfolio Management Teams retain the authority to revisit this position, with respect to both their general approach to proxy voting (subject to the approval of GSAM senior management) and any specific shareholder vote (subject to the approval process described above).

Use of Third-Party Service Providers

We utilize independent service providers, such as ISS, to assist us in developing substantive proxy voting positions. ISS also updates and revises the Guidelines on a periodic basis, and any such revisions are reviewed by GSAM to determine whether they are consistent with our guiding principles. In addition, ISS assists us in the proxy voting process by providing operational, recordkeeping and reporting services. GSAM’s decision to retain ISS to perform the services described in this Policy is based principally on the view the services ISS provides will result in proxy voting decisions that are consistent with our guiding principles. GSAM management is responsible for reviewing our relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS to assist us in satisfying our proxy voting responsibilities.

GSAM may hire other service providers to replace or supplement ISS with respect to any of the services GSAM currently receives from ISS. In addition, individual Portfolio Management Teams may supplement the information and analyses ISS provides from other sources.

Conflicts of Interest

Pursuant to this Policy, GSAM has implemented procedures designed to prevent conflicts of interest from influencing its proxy voting decisions. These procedures include our use of the Guidelines and ISS Recommendations. Proxy votes cast by GSAM in accordance with the Guidelines and ISS Recommendations will not present any conflicts of interest because GSAM casts such votes in accordance with a pre-determined policy based upon the recommendations of an independent third party. Our procedures also prohibit the influence of conflicts of interest where an active-equity Portfolio Management Team decides to vote against an ISS Recommendation. In general, conflicts of interest between GSAM and other businesses within Goldman Sachs should not affect GSAM in light of the information barrier policies separating GSAM from those other businesses. In addition, in any particular case, the approval process for a decision to vote against an ISS Recommendation, as described above, includes an inquiry into potential conflicts of interest, and GSAM senior management will not approve decisions that are based on the influence of such conflicts.

Fixed Income and Private Investments

Voting decisions with respect to client investments in fixed income securities and the securities of privately-held issuers generally will be made by the relevant portfolio managers based on their assessment of the particular transactions or other matters at issue.

External Managers

Where GSAM places client assets with managers outside of GSAM, whether through separate accounts, funds-of-funds or other structures, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. GSAM may, however, retain such responsibilities where it deems appropriate.

Client Direction

Clients may choose to vote proxies themselves, in which case they must arrange for their custodians to send proxy materials directly to them. GSAM can also accommodate individual clients that have developed their own guidelines with ISS or another proxy service. Clients may also discuss with GSAM the possibility of receiving individualized reports or other individualized services regarding proxy voting conducted on their behalf.

ISS Standard Proxy Voting Guidelines Summary

The following is a concise summary of the ISS Standard Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Investment Advisory Clients (“Policy”) with respect to public equity investments. As described in the main body of the Policy, GSAM may diverge from the Guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply: An auditor has a financial interest in or association with the company, and is therefore not independent, fees for non-audit services are excessive, or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

2. Board of Directors

a. Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•	Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

•	Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. Shareholder Rights

a. Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c. Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

•	Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

e. Confidential Voting

•	Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

•	Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

a. Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

•	Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5. Poison Pills

•	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

•	Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. Reincorporation Proposals

•	Proposals to change a company’s state of incorporation should be evaluated on a CASE BY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure

a. Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of non-voting or sub-voting common stock if: It is intended for financing purposes with minimal or no dilution to current shareholders. It is not designed to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

•	Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

•	Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

Historic trading patterns

Rationale for the repricing

Value-for-value exchange

Option vesting

Term of the option

Exercise price

Participation

b. Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Vote FOR employee stock purchase plans where all of the following apply:

Purchase price is at least 85 percent of fair market value;

Offering period is 27 months or less; and

Potential voting power dilution is ten percent or less.

•	Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

c. Shareholder Proposals on Compensation

•	Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

MERCATOR

Proxy Voting Process and Policies Summary

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the Chief Compliance Officer CCO for adherence to these rules.

MAM Proxy Voting Policies:

•	Proxies are voted in a way that is consistent with the best interests of our clients. MAM accepts the fact that, under ERISA, voting proxies is an fiduciary act of MAM. As a fiduciary it may be appropriate for us to engage in active monitoring and communications with the issuer.

•	MAM votes proxies for all clients that have delegated to MAM full authority and responsibility to cast said votes, except that when voting on proxy proposals involving foreign securities will involve unusual costs, MAM will weigh those costs against the benefits of voting in determining whether to vote on a particular proposal.

•	MAM receives company meeting information and proxy materials from client custodian banks, analyst research or from the issuer directly. If necessary and appropriate, a translation service will be used. MAM also refers to Global Proxy Voting Manual as issued by Institutional Shareholder Services (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes.

Proxy Voting Procedures:

•	Designated Proxy Officer of MAM is responsible for client proxy votes.

•	MAM will cast votes in accordance with specific client guidelines if applicable, subject to consultation with the client if MAM believes that such vote would not be in the client’s best interest. In the absence of applicable client guidelines, MAM will vote in accordance with its judgment as to the client’s best interest, except that any vote involving a MAM conflict of interest will be cast in accordance with the specific ISS recommendation if available, or, if not, then in accordance with the ISS Global Proxy Manual.

•	Full documentation is kept on each vote cast in every client account.

•	Additionally, the CCO will review and sign-off on the following votes: Any vote presented to MAM’s investment committee, any vote cast that is inconsistent with the ISS guidelines (whether or not there is a conflict of interest present), any vote cast that is inconsistent with applicable client guidelines, any vote cast against management, and any vote involving a MAM conflict of interest.

•	Proxy Officer responsible for proxies will vote them. Many issues are relatively routine i.e. approval of annual report, auditors, uncontested election of directors, financial reports etc., and require no further assessment. Any issue in the judgment of the Proxy Officer that requires special consideration will be presented to MAM’s investment committee for a decision.

•	Procedures are in place to assure voting is done in a timely manner.

Proxy Voting Reporting:

Reporting of proxy voting is available to all of our clients upon request.

T. ROWE PRICE PROXY VOTING—PROCESS AND POLICIES SUMMARY

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company’s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm’s positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as institutional Shareholder Services and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with ISS positions—T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for outside directors that do not meet certain criteria relating to their independence. We also withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

Our goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company’s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices.

Anti-takeover Capital, Structure and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company’s management on social issues unless they have substantial economic implications for the company’s business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that due to the client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our deleted fund shareholders clients. While membership on the Proxy Committee is diverse. It does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients’ proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics requires all employees to avoid placing themselves in a “compromising position” where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. If a portfolio manager or Proxy Committee member has a personal conflict of interest regarding a particular proxy vote they must recuse themselves and not participate in the voting decisions with respect to that proxy.

Transamerica Investment Management, LLC (“TIM”)

Proxy Voting and Policies Summary

I. Introduction

Normally, clients for whom TIM has full discretionary investment authority expect TIM to vote proxies in accordance with this policy. As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients also may ask TIM to vote their proxies in accordance with specific client proxy guidelines.

II. Statement of Policy

It is the policy of TIM to vote proxies in the best interest of its clients at all times. TIM has proxy voting policy guidelines (“Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots.

III. Proxy Committee

In order to implement and monitor this policy, TIM will establish a Proxy Committee (“Committee”), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies. The Committee will meet at a minimum annually and on an as-needed basis. It will not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee will consist of at least one portfolio manager, the Chief Compliance Officer and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It will be the Committee’s responsibility to ensure that proxy votes are made in accordance with this policy. Issues will be raised to the Committee when needed and as appropriate to effectively carry out TIM’s proxy decisions. If necessary, the Committee may review written materials pertinent to the vote at hand and may hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Also, the Committee may review vote recommendations from an independent third party particularly when questions are raised by portfolio managers and analysts on possible conflicts of interest.

IV. Independent Third Party

TIM will maintain the services of a qualified independent third party to provide guidance on proxy voting issues. TIM will consider the research provided by this party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

V. Conflicts of Interest Between TIM and Clients

TIM recognizes the potential for material conflicts that may arise between its own interests and those of its clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety:

•	Vote in accordance with the recommendation of the independent third party; or

•	Obtain the consent(s) of the client(s) whose accounts are involved in the conflict.

VI. Provision of this Policy to Clients

TIM will make available to all clients a copy of its policy by maintaining a current version of the policy on its website (www.timllc.com). Also, a copy of the policy will be mailed to any client at any time upon request.

VII. Compliance Responsibilities

The Compliance Department records and maintains the minutes of any Committee meetings. In addition, the Compliance Department reviews reports of proxies that have been voted to ensure the votes are consistent with TIM’s proxy voting guidelines. The Chief Compliance Officer will coordinate with the independent third party and the appropriate officer of the client to provide a record of TIM’s proxy voting record.

Transamerica

Proxy Voting Guidelines

I. Introduction

This document provides a concise summary of TIM’s proxy voting guidelines, which are attached in Exhibit A.

II. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	Fees for non-audit services are excessive; or

•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.

III. Board of Directors

Voting on Director Nominees in Uncontested Elections

•	Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•	Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

•	Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

•	Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM’s definition of independence.

•	Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

IV. Shareholder Rights

Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

•	Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

•	Vote AGAINST proposals to eliminate cumulative voting.

•	Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

Confidential Voting

•	Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

•	Vote FOR management proposals to adopt confidential voting.

V. Proxy Contests

Voting for Director Nominees in Contested Elections

•	Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

VI. Poison Pills

•	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.

VII. Mergers and Corporate Restructurings

•	Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

VIII. Reincorporation Proposals

•	Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

•	Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

IX. Capital Structure

Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

•	Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

•	Vote AGAINST proposals to create a new class of common stock with superior voting rights.

•	Vote FOR proposals to create a new class of nonvoting or subvoting common stock if (1) it is intended for financing purposes with minimal or no dilution to current shareholders and (2) it is not designed to preserve the voting power of an insider or significant shareholder.

X. Executive and Director Compensation

•	Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan versus the operating income and overall profitability of the firm in question.

•	Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

•	Vote AGAINST proposals by management seeking approval to reprice options.

Employee Stock Purchase Plans

•	Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

•	Vote FOR employee stock purchase plans where (1) the purchase price is at least 85% of fair market value, (2) the offering period is 27 months or less and (3) the potential voting power dilution (VPD) is ten percent or less.

•	Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

•	Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

XI. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

•	In general, vote CASE-BY-CASE. While a wide variety of factors go into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

TURNER INVESTMENT PARTNERS, INC.

TURNER INVESTMENT MANAGEMENT, LLC

TURNER INVESTMENT ADVISORS, LLC

Proxy Voting Policy and Procedures

Turner Investment Partners, Inc., as well as its two investment advisory affiliates, Turner Investment Management, LLC and Turner Investment Advisors, LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations

and Technology Administration

C/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: This 1st day of July, 2003

THRIVENT SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)(1)	Articles of Incorporation of the Registrant (2)

(a)(2)	Amendment to Articles of Incorporation increasing authorized shares (8)

(b)	Restated Bylaws of the Registrant effective December 1, 1999 (6)

(c)	Not applicable

(d)(1)	Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (4)

(d)(2)	Amendment No. 3 to Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (13)

(d)(3)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Fidelity Management & Research Company with respect to the Thrivent Partner All Cap Portfolio (4)

(d)(4)	Investment Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company (*)

(d)(5)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management LP with respect to the Thrivent Partner Mid Cap Value Portfolio (*)

(d)(6)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset Management LP with respect to the Thrivent Partner International Stock Portfolio (*)

(d)(7)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Growth Stock Portfolio (*)

(d)(8)	Amendment to Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Small Cap Value Portfolio (*)

(d)(9)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price International, Inc. with respect to the Thrivent Partner International Stock Portfolio (*)

(d)(10)	Investment Sub-advisory Agreement By and Among Thrivent Financial for Lutherans and Thrivent Series Fund, Inc. and Transamerica Investment Management LLC (*)

(d)(11)	Investment Sub-advisory Agreement By and Among Thrivent Financial for Lutherans and Thrivent Series Fund, Inc. and Turner Investment Partners, Inc. (*)

(e)	Not Applicable

(f)	Not applicable

(g)(1)	Custodian Contract between the Registrant and State Street Bank and Trust Company (2)

(g)(2)	Amendment to Custodian Contract dated February 1, 1989 (1)

(g)(3)	Amendment to Custodian Contract dated January 11, 1990 (1)

(g)(4)	Restated Amendment to Custodian Contract dated October 6, 2000 (3)

(h)(1)	Expense Reimbursement Letter Agreement (8)

(h)(2)	Administration Contract effective January 1, 2004 between Registrant and Thrivent Financial for Lutherans (9)

(h)(3)	Letter Amendment dated January 30, 2004 to Administration Contract (9)

(h)(4)	Form of Letter Agreement to Administration Contract (13)

(h)(5)	Accounting Service Agreement effective April 1, 2003 (6)

(h)(6)	Amendment No. 1 effective February 1, 2004 to Accounting Services Agreement (9)

(h)(7)	Form of Amendment No. 2 to Accounting Services Agreement (13)

(h)(8)	Participation Agreement among Registrant, Thrivent Financial for Lutherans and the separate accounts (9)

(h)(9)	Participation Agreement among Registrant, Thrivent Life Insurance Company and the separate accounts (9)

(i)	Opinion and consent of counsel

(j)	Not applicable

(k)	Not applicable

(m)	Not applicable

(n)	Not applicable

(o)	Not applicable

(p)(1)	Rule 17j-1 Code of Ethics of Registrant (12)

(p)(2)	Sarbanes-Oxley Code of Ethics of Registrant (11)

(p)(3)	Rule 17j-1 Code of Ethics of Fidelity Management & Research Company (7)

(p)(4)	Rule 17j-1 Code of Ethics of Goldman Sachs Asset Management (13)

(p)(5)	Rule 17j-1 Code of Ethics of Mercator Asset Management LP (10)

(p)(6)	Rule 17j-1 Code of Ethics of T. Rowe Price and Associates, Inc. and T. Rowe Price International, Inc. (5)

(p)(7)	Rule 17j – I Code of Ethics of Transamerica Investment Management LLC*

(q)(1)	Power of Attorney for F. Gregory Campbell, Herbert F. Eggerding, Jr., Noel K. Estenson, Richard L. Gady, Connie M. Levi, Richard A. Hauser, Edward W. Smeds, Pamela J. Moret and Gerard V. Vaillancourt*

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

* Filed herewith

(1) Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed November 1, 1995.

(2) Incorporated by reference from Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

(3) Incorporated by reference from Post-Effective Amendment No. 25 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 20, 2001.

(4) Incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

(5) Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of T. Rowe Price Corporate Income Fund, Inc., file no. 811-07353, filed September 27, 2002.

(6) Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of LB Series Fund, Inc. file no. 33-3677, filed on November 14, 2003.

(7) Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Fidelity Phillips Street Trust, file no. 811-2890, filed on January 29, 2004.

(8) Incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16, 2004.

(9) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

(10) Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of the Thrivent Series Funds, Inc., file no. 33-3677, filed on March 2, 2004.

(11) Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement of Thrivent Mutual Funds, file no. 33-12911, filed on December 23, 2004.

(12) Incorporated by reference from Post-Effective Amendment No. 2 to the registration statement of Thrivent Financial Securities Lending Trust, file no. 811-21622, filed on February 4, 2005.

(13) Incorporated by reference from Post-Effective Amendment No. 32 to the registration statement of the Thrivent Series Funds, Inc., file no. 33-3677, filed on February 11, 2005.

Item 24.	Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant’s sponsor and investment adviser, Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent Financial provides high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

Parent Company		Thrivent Financial for Lutherans (Wisconsin corp.; fraternal benefit society offering financial services and products)

Holding Company		Thrivent Financial Holdings, Inc. (Delaware corp.; no independent operations)

Wholly-owned Subsidiaries of Thrivent Financial Holdings, Inc.	Thrivent Investment Management Inc. (Delaware corp.; broker-dealer and investment adviser)	Thrivent Financial Bank (Federal charter; federally chartered bank)	North Meadows Investment Ltd. (Wisconsin corp.; organized for the purpose of holding and investing in real estate)

	Thrivent Service Organization, Inc. (Wisconsin corp.; organized for the purpose of owning bank account withdrawal authorizations)	Thrivent Life Insurance Company (Minnesota corp.; life insurance company)	Thrivent Property & Casualty Insurance Agency, Inc. (Minnesota corp.; auto and homeowners insurance company)

	Thrivent Insurance Agency, Inc. (Minnesota corp.; licensed life and health insurance agency)	Thrivent Financial Investor Services Inc. (Pennsylvania corp.; transfer agent)	MCB Financial Services, Inc. (Minnesota corp.; currently not engaged in any form of business)

Thrivent Asset Management, LLC (Delaware LLC; investment adviser)

Item 25.	Indemnification

Section 4.01 of Registrant’s First Amended and Restated Bylaws, filed as an Exhibit to this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.

Item 26.	Business and Other Connections of Investment Adviser

Thrivent Financial for Lutherans (the “Adviser”) is the investment adviser of the Registrant. The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law. Additional information about the Adviser’s financial industry activities or affiliations is set forth in the Form ADV of Adviser currently on file with the Securities and Exchange Commission (File No. 801-60701). The principal business address of the Adviser is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

The directors and officers of the Adviser are listed below, together with their principal occupations during the past two years. (Their titles may have varied during that period.) Unless otherwise indicated, the principal business address of the individuals listed below is 625 Fourth Avenue South, Minneapolis, MN 55415.

Name, Principal Occupation and Principal Business Address	Positions and Offices with Depositor
John O. Gilbert Chairman of the Board Thrivent Financial for Lutherans	Director, Chairman

Bruce J. Nicholson President and Chief Executive Officer Thrivent Financial for Lutherans	Director, President and Chief Executive Officer

Richard E. Beumer Formerly Vice Chairman of Jacobs Engineering Group, Inc. 13013 Wheatfield Farm Road Town & Country, MO 63141	Director

Dr. Addie J. Butler Assistant to Vice President for Academic Affairs Community College of Philadelphia 1700 Spring Garden Street Philadelphia, PA 19130	Director

5

Name, Principal Occupation and Principal Business Address	Positions and Offices with Depositor
Robert H. Hoffman Vice President, Communication Division Taylor Corporation 1725 Roe Crest Drive P.O. Box 37208 North Mankato, MN 56002-3728	Director

James M. Hushagen Partner Eisenhower & Carlson, PLLC 1201 Pacific Avenue, Suite 1200 Edgewood, WA 98371	Director

Richard C. Kessler President and Chief Executive Officer The Kessler Enterprise, Inc. 7380 Sand Lake Road, Suite 120 Orlando, FL 32819	Director

Timothy J. Lehman President of the Adult/Feminine Care Sector Kimberly Clark 2001 Marathon Avenue Neenah, WI 54956	Director

Richard C. Lundell President R.C. Lundell, Inc. 7341 Dogwood Excelsior, MN 55331	Director

John P. McDaniel President and Chief Executive Officer MedStar Health 5565 Sterrett Place Columbia, MD 21044	Director

Paul W. Middeke President, Worker Benefit Plans The Lutheran Church—Missouri Synod, Worker Benefit Plans 1333 South Kirkwood Rd. St. Louis, MO 63122	Director

Name, Principal Occupation and Principal Business Address	Positions and Offices with Depositor
Paul D. Schrage Formerly Sr. Executive Vice President & Chief Marketing Officer McDonald’s Corporation 180 East Pearson Chicago, IL 60611	Director

Dr. Kurt M. Senske President and Chief Executive Officer Lutheran Social Services of the South 8305 Cross Park Drive Austin, TX 78714	Director

Dr. Albert Siu President Gille@d Learning LLC 23 North Gate Road Mendham, NJ 07945	Director

Adrian M. Tocklin Formerly President and Chief Executive Officer of CNA Financial, Diversified Operations 4961 Bacopa Lane Suite 801 St. Petersburg, FL 33715	Director

Rev. Thomas R. Zehnder Formerly Reverend King of Glory Lutheran Church 6308 Chiswick Park Williamsburg, VA 23188-6368	Director

David M. Anderson 4321 North Ballard Road Appleton, Wisconsin 54919-0001	Senior Vice President, Financial Services

Pamela J. Moret	Executive Vice President, Strategic Marketing and Products

Jon M. Stellmacher 4321 North Ballard Road Appleton, WI 54919	Executive Vice President, Chief Administrative Officer

Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary

Bradord L. Hewitt	Senior Vice President

Jennifer H. Martin	Senior Vice President

Name, Principal Occupation and Principal Business Address	Positions and Offices with Depositor
Frederick A. Ohlde	Senior Vice President

Larry A. Robbins	Senior Vice President

James A. Thomsen	Senior Vice President

James M. Odland	Secretary and Chief Legal Officer

Gerard V. Vaillancourt	Treasurer and Principal Accounting Officer

Nikki L. Sorum	Senior Vice President, Marketing

Russell W. Swansen	Senior Vice President—Chief Investment Officer

Marie A. Uhrich	Senior Vice President, Communications

The Adviser has entered into a subadvisory agreement with Fidelity Management & Research Company (“Subadviser” for the Thrivent Partner All Cap Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-7884).

The Adviser has entered into a subadvisory agreement with Mercator Asset Management LP (“Subadviser” for a portion of the Thrivent Partner International Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-50347).

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. (“Subadviser” for the Thrivent Partner Small Cap Value Portfolio and the Thrivent Partner Growth Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No.801-856).

The Adviser has entered into a subadvisory agreement with T. Rowe Price International, Inc. (“Subadviser” for a portion of the Thrivent Partner International Stock Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-14713)

The Adviser has entered into a subadvisory agreement with Goldman Sach Asset Management (“Subadviser” for a portion of the Thrivent Partner Mid Cap Value Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-37591)

The Adviser has entered into a subadvisory agreement with Turner Investment Partners, Inc. (“Subadviser” for a portion of the Thrivent Partner Small Cap Growth Portfolio). Thue Business and other connections of the officers and directors of subadviser are set forth in the Form ADV of Subadviser currently on fiel with the Securiteis and Exchange Commission (File No. 801-36220.

The Adviser has entered into a subadvisory agreement with Transamerica Investment Management LLC (“Subadviser” for a portion of the Thrivent Partner Small Cap Growth Portfolio). The business and other connections of the officers and directors of Subadviser are set forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-57089).

Item 27.	Principal Underwriters

Not Applicable

Item 28.	Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. Certain records, including records relating to Registrant’s shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant’s custodian at the following locations:

Name	Address
Wells Fargo Bank Minnesota, N.A.	Sixth and Marquette Avenue Minneapolis, Minnesota 55402

State Street Bank and Trust Company	225 Franklin Street Boston, Massachusetts 02110

Item 28.	Management Services

Not Applicable.

Item 29.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota, on this 10th day of February, 2006.

THRIVENT SERIES FUND, INC.

By:	/s/ James M. Odland
James M. Odland Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 10th day of February, 2006.

Signature	Title
*	President
Pamela J. Moret
*	Treasurer and Principal Accounting Officer
Gerard V. Vaillancourt
*	Director
F. Gregory Campbell
*	Director
Herbert F. Eggerding, Jr.
*	Director
Noel K. Estenson
*	Director
Richard L. Gady
*	Director
Richard A. Hauser
*	Director
Connie M. Levi
*	Director
Edward W. Smeds

*James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Series Fund, Inc. pursuant to a power of attorney duly executed by such persons.

By:	/s/ James M. Odland
Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Exhibit Description

(d)(4)	Investment Sub-Subadvisory Agreement between FMR Co., Inc. and Fidelity Management & Research Company

(d)(5)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Goldman Sachs Asset Management LP with respect to the Thrivent Partner Mid Cap Value Portfolio

(d)(6)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans, the Registrant and Mercator Asset Management LP with respect to the Thrivent Partner International Stock Portfolio

(d)(7)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Growth Stock Portfolio

(d)(8)	Amendment to Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price Associates, Inc. with respect to the Thrivent Partner Small Cap Value Portfolio

(d)(9)	Investment Subadvisory Agreement among Thrivent Financial for Lutherans and T. Rowe Price International, Inc. with respect to the Thrivent Partner International Stock Portfolio

(d)(10)	Investment Sub-advisory Agreement By and Among Thrivent Financial for Lutherans and Thrivent Series Fund, Inc. and Transamerica Investment Management LLC

(d)(11)	Investment Sub-advisory Agreement By and Among Thrivent Financial for Lutherans and Thrivent Series Fund, Inc. and Turner Investment Partners, Inc.

(i)	Opinion and consent of counsel

(p)(7)	Rule 17j-I Code of Ethics of Transamerica

(q)(1)	Power of Attorney of Directors and Officers